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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395


                   	  Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Global Aggregate Bond Fund
               Schedule of Investments 1/31/10 (unaudited)

Principal Floating
Amount($) Rate (b)
               CONVERTIBLE CORPORATE BONDS - 0.4 %
               Energy - 0.2 %
               Coal & Consumable Fuels - 0.1 %
20,000         Massey Energy Co., 3.25%, 8/1/15                    $ 17,575
               Oil & Gas Drilling - 0.1 %
10,000         Transocean Sedco, 1.625%, 12/15/37                  $ 9,763
               Total Energy                                        $ 27,338
               Banks - 0.2 %
               Regional Banks - 0.1 %
20,000         National City Corp., 4.0%, 2/1/11                   $ 20,300
               Total Banks                                         $ 20,300
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost  $39,682)                                     $ 47,638
Shares
               PREFERRED STOCK - 0.2 %
               Diversified Financials - 0.2 %
               Diversified Financial Services - 0.2 %
25             Bank of America Corp., 7.25%, 12/31/49              $ 22,625
               TOTAL PREFERRED STOCK
Principal      (Cost  $20,367)                                     $ 22,625
Amount ($)
               ASSET BACKED SECURITIES - 1.4 %
               Banks - 1.1 %
               Thrifts & Mortgage Finance - 1.1 %
8,060    0.33  Citigroup Mortgage Loan Trust, Floating Rate Note, 1$ 7,966
25,000   0.74  Countrywide Asset Backed Certificates, Floating Rate  22,826
30,415   5.07  Countrywide Asset-Backed Certificates, Floating Rate  29,622
13,491   0.42  FFML 2006-FF4 A2 Floating Rate Note, 3/25/36          9,617
25,975   0.43  First Franklin Mortgage Loan Asset, Backed Certifica  24,960
3,121    0.49  GSAMP Trust, Floating Rate Note, 11/25/35             3,067
11,470   0.66  GSAMP Trust, Floating Rate Note, 3/25/35              11,195
13,303   0.27  Morgan Stanley ABS Capital, Inc., Floating Rate Note  13,083
7,522    0.00  Morgan Stanley ABS Capital, Inc., Floating Rate Note  7,034
2,560    0.00  Morgan Stanley Ixis Real Estate, Floating Rate Note,  2,519
14,418   0.00  SASC 2007-BC4 A3, Floating Rate Note, 11/25/37        13,460
                                                                   $145,349
               Total Banks                                         $145,349
               Diversified Financials - 0.3 %
               Consumer Finance - 0.1 %
20,000   0.67  RASC 2005-KS7 M1, Floating Rate Note, 8/25/35       $ 15,902
               Diversified Financial Services - 0.2 %
23,910         DT Auto Owner Trust, 5.92%, 10/15/15                $ 24,189
               Total Diversified Financials                        $ 40,091
               TOTAL ASSET BACKED SECURITIES
               (Cost  $181,443)                                    $185,440

               COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1 %
               Materials - 0.5 %
               Forest Products - 0.4 %
50,000         TSTAR 2006-1A A, 5.668%, 10/15/36                   $ 51,000
               Steel - 0.1 %
19,700         GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33     $ 20,275
               Total Materials                                     $ 71,275
               Commercial Services & Supplies - 0.2 %
               Diversified Support Services - 0.2 %
23,853         CW Capital Cobalt, Ltd., 5.174%, 8/15/48            $ 24,230
               Total Commercial Services & Supplies                $ 24,230
               Banks - 4.7 %
               Thrifts & Mortgage Finance - 4.7 %
20,961         Bank of America Alternative Loan Trust, 5.5%, 9/25/3$ 21,154
25,000         Citigroup Commercial Mortgage, 4.639%, 5/15/43        25,036
11,598         Countrywide Alternative Loan Trust, 5.0%, 7/25/18     11,551
35,563         Countrywide Alternative Loan Trust, 5.0%, 8/25/19     35,419
25,000         GS Mortgage Securities Corp II, 7.12%, 11/18/29       26,851
29,245         JP Morgan Mortgage Trust, 6.0%, 8/25/34               26,892
15,000         JPMCC 2002-C3 B, 5.146%, 7/12/35                      14,937
41,059         JPMCC 2004-CB8 A1A, 4.158%, 1/12/39                   40,378
20,651         MASTR Alternative Loans Trust, 5.5%, 10/25/19         20,519
38,836         MASTR Alternative Loans Trust, 6.0%, 7/25/34          33,769
28,813         Merrill Lynch Mortgage Trust, 4.556%, 6/12/43         28,984
25,000         SBA CMBS Trust, 6.709%, 11/15/36                      25,906
103,249        Wachovia Bank Commercial Mortgage Trust, 4.368%, 8/1 103,128
50,000         Wachovia Bank Commercial Mortgage Trust, 4.957%, 8/1  51,159
7,483,787 0.01  Wachovia Bank Commercial Mortgage Trust, Floating Ra  12,860
25,000         WaMu 2003-S1 A5, 5.5%, 4/25/33                        24,936
12,820         WaMu Mortgage Pass Trust, 4.82069%, 9/25/35           12,674
21,142   0.46  WaMu Mortgage Pass-Through Certificates, Floating Ra  15,587
21,268         Wells Fargo Mortgage Backed Securities, 5.5%, 10/25/  20,430
19,962         Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/  19,864
16,816         Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/2  16,294
6,774          Wells Fargo Mortgage Backed Securities, 5.5%, 11/25/  6,510
22,497   3.24  Wells Fargo Mortgage Backed Securities, Floating Rat  22,103
18,994   4.58  WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33        19,051
                                                                   $635,992
               Total Banks                                         $635,992
               Diversified Financials - 1.0 %
               Diversified Financial Services - 0.8 %
9,877          Bank of America Mortgage Securities, 5.75%, 1/25/35 $ 9,872
19,224   0.00  Bank of America Mortgage Securities, Floating Rate N  18,287
33,000         Bank of America Mortgage Securities, Inc., 5.0%, 8/2  33,046
13,854         CMSI 2006-1 3A1, 5.0%, 2/25/36                        12,969
30,301         RALI 2005-QA10 A41, 5.7412%, 9/25/35                  20,637
14,745         Residential Accredit Loans, Inc., 5.0%, 3/25/19       14,391
                                                                   $109,202
               Investment Banking & Brokerage - 0.1 %
18,977         Bank of America, 4.05%, 11/10/38                    $ 19,098
1,338,750      MSDWC 2000-1345 X, 0.7259%, 9/3/15                    5,000
                                                                   $ 24,098
               Total Diversified Financials                        $133,300
               Real Estate - 0.2 %
               Mortgage Real Estate Investment Trust - 0.2 %
25,373         CS First Boston Mortgage Security, 3.5%, 7/25/18    $ 24,494
               Total Real Estate                                   $ 24,494
               Government - 0.6 %
21,750   0.00  Fannie Mae Remics, 0.58125%, 9/25/20                $ 21,695
50,000   0.00  FHR 3211 PB, 5.5%, 2/15/33                            53,467
                                                                   $ 75,162
               Total Government                                    $ 75,162
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $967,000)                                    $964,453

               CORPORATE BONDS - 26.6 %
               Energy - 3.3 %
               Integrated Oil & Gas - 0.2 %
25,000         Marathon Oil Corp., 5.9%, 3/15/18                   $ 26,384
               Oil & Gas Drilling - 0.4 %
50,000         Transocean Sedco, 1.5%, 12/15/37                    $ 47,938
               Oil & Gas Equipment & Services - 0.2 %
25,000         Weatherford International, Ltd., 9.625%, 3/1/19     $ 31,734
               Oil & Gas Exploration & Production - 0.4 %
10,000         Canadian Natural Resources, 5.9%, 2/1/18            $ 10,855
50,000         Chesapeake Energy Corp., 9.5%, 2/15/15                54,500
                                                                   $ 65,355
               Oil & Gas Refining & Marketing - 0.7 %
40,000         Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)       $ 42,011
25,000         Spectra Energy Capital, 6.2%, 4/15/18                 27,170
20,000         Valero Energy Corp., 9.375%, 3/15/19                  24,358
                                                                   $ 93,539
               Oil & Gas Storage & Transportation - 1.4 %
25,000         Buckeye Partners LP, 6.05%, 1/15/18                 $ 26,301
25,000         DCP Midstream, 9.75%, 3/15/19                         31,895
40,000         Enterprise Products Operating Co., 7.0%, 6/1/67       36,400
10,000         Kinder Morgan Energy Co., 5.95%, 2/15/18              10,835
30,000         NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)              33,152
25,000         Plains All America Pipeline, 6.125%, 1/15/17          27,211
10,000         Questar Pipeline Co., 5.83%, 2/1/18                   10,395
10,000         Spectra Energy Capital LLC, 6.75%, 7/15/18            10,954
                                                                   $187,143
               Total Energy                                        $452,093
               Materials - 1.5 %
               Commodity Chemicals - 0.1 %
20,000         Nova Chemicals Corp., 8.375%, 11/1/16 (144A)        $ 20,150
               Construction Materials - 0.0 %
5,000          Holcim, Ltd., 6.0%, 12/30/19 (144A)                 $ 5,263
               Diversified Metals & Mining - 0.4 %
25,000   5.88  Freeport-McMoran Copper & Gold, Floating Rate Note, $ 24,862
25,000         Rio Tinto Finance Plc, 8.95%, 5/1/14                  30,155
                                                                   $ 55,017
               Fertilizers & Agricultural Chemicals - 0.3 %
40,000         Agrium Inc., 6.75%, 1/15/19                         $ 44,972
               Specialty Chemicals - 0.2 %
25,000         Cytec Industries, Inc., 8.95%, 7/1/17               $ 30,022
               Steel - 0.3 %
30,000         ArcelorMittal, 6.125%, 6/1/18                       $ 31,218
10,000         Commercial Metals Co., 7.35%, 8/15/18                 10,644
                                                                   $ 41,862
               Total Materials                                     $197,286
               Capital Goods - 1.2 %
               Aerospace & Defense - 0.3 %
10,000         DigitalGlobe, Inc., 10.5%, 5/1/14                   $ 10,750
30,000         Esterline Technologies, 6.625%, 3/1/17                29,175
                                                                   $ 39,925
               Construction & Farm Machinery & Heavy Trucks - 0.1 %
10,000         Cummins, Inc., 6.75%, 2/15/27                       $ 9,743
               Electrical Component & Equipment - 0.2 %
25,000         Belden CDT Inc., 7.0%, 3/15/17                      $ 24,313
               Industrial Conglomerates - 0.2 %
15,000         GE Electric Co., 5.0%, 2/1/13                       $ 16,043
10,000         Tyco International Finance SA, 8.5%, 1/15/19          12,542
                                                                   $ 28,585
               Industrial Machinery - 0.1 %
15,000         Ingersoll-Rand Global Holding, 9.5%, 4/15/14        $ 18,348
               Trading Companies & Distributors - 0.3 %
40,000         GATX Financial Corp., 6.0%, 2/15/18                 $ 39,951
               Total Capital Goods                                 $160,865
               Commercial Services & Supplies - 0.2 %
               Office Services & Supplies - 0.2 %
25,000         Pitney Bowes, Inc., 5.6%, 3/15/18                   $ 26,659
               Total Commercial Services & Supplies                $ 26,659
               Transportation - 0.6 %
               Railroads - 0.6 %
25,000         Burlington Sante Fe Corp., 5.75%, 3/15/18           $ 27,016
50,000         Union Pacific Corp., 5.7%, 8/15/18                    53,285
                                                                   $ 80,301
               Total Transportation                                $ 80,301
               Consumer Durables & Apparel - 0.2 %
               Household Appliances - 0.2 %
25,000         Whirlpool Corp., 5.5%, 3/1/13                       $ 26,094
               Total Consumer Durables & Apparel                   $ 26,094
               Consumer Services - 0.8 %
               Casinos & Gaming - 0.2 %
25,000         International Game Technology, 7.5%, 6/15/19        $ 28,113
               Education Services - 0.6 %
30,000         Leland Stanford Junior University, 4.75%, 5/1/19    $ 31,486
40,000         President & Fellows of Harvard, 3.7%, 4/1/13          42,426
                                                                   $ 73,912
               Total Consumer Services                             $102,025
               Media - 0.5 %
               Broadcasting - 0.2 %
5,000          News America, Inc., 5.65%, 8/15/20 (144A)           $ 5,314
26,312         Univision Communications, Inc., 9.75%, 3/15/15 PIK (  23,155
                                                                   $ 28,469
               Cable & Satellite - 0.3 %
25,000         British Sky Broadcasting, 6.1%, 2/15/18 (144A)      $ 27,338
10,000         Time Warner Cable, Inc. 8.25%, 4/1/19                 12,046
5,000          Time Warner Cable, Inc. 8.75, 2/14/19                 6,185
                                                                   $ 45,569
               Total Media                                         $ 74,038
               Food, Beverage & Tobacco - 0.4 %
               Brewers - 0.2 %
20,000         Anheuser-Busch InBev Worldwide Inc, 7.75%, 1/15/19 ($ 23,722
               Tobacco - 0.2 %
25,000         UST, Inc., 5.75%, 3/1/18                            $ 24,745
               Total Food, Beverage & Tobacco                      $ 48,467
               Health Care Equipment & Services - 0.4 %
               Health Care Facilities - 0.1 %
5,000          HCA Inc., 9.125%, 11/15/14                          $ 5,213
10,000         HCA, Inc., 8.5%, 4/15/19                              10,575
                                                                   $ 15,788
               Managed Health Care - 0.3 %
40,000         United Health Group, 4.875%, 2/15/13                $ 42,705
               Total Health Care Equipment & Services              $ 58,493
               Pharmaceuticals & Biotechnology - 0.2 %
               Biotechnology - 0.2 %
25,000         Biogen Idec, Inc., 6.0%, 3/1/13                     $ 26,774
               Total Pharmaceuticals & Biotechnology               $ 26,774
               Banks - 5.5 %
               Diversified Banks - 3.9 %
80,000   5.18  BNP Paribas SA, Floating Rate Note, 10/17/16        $108,742
80,000   5.16  DNB Nor Bank ASA, Floating Rate Note, 9/28/15        107,461
100,000  5.22  Intesa Sanpaolo S.p.A., Floating Rate Note, 2/8/16   133,165
85,000         Intl Bk Recon & Development, 5.75%, 10/21/19          72,493
80,000   3.63  Standard Chartered, Floating Rate Note, 2/3/17       110,643
                                                                   $532,504
               Regional Banks - 1.5 %
25,000         KeyBank NA, 5.8%, 7/1/14                            $ 25,346
15,000         Keycorp, 6.5%, 5/14/13                                15,955
25,000         Mellon Funding Corp., 5.5%, 11/15/18                  26,073
65,000   8.25  PNC Funding Corp., Floating Rate Note, 5/29/49        67,149
20,000         Wachovia Bank NA, 6.0%, 11/15/17                      21,384
50,000         Wells Fargo & Co., Floating Rate Note, 12/29/49 PERP  48,500
                                                                   $204,407
               Total Banks                                         $736,911
               Diversified Financials - 4.2 %
               Asset Management & Custody Banks - 0.2 %
25,000         Eaton Vance Corp., 6.5%, 10/2/17                    $ 26,313
               Consumer Finance - 1.0 %
30,000         American General Finance, 6.9%, 12/15/17            $ 21,885
35,000         American Honda Finance, 6.7%, 10/1/13 (144A)          38,810
40,000         Capital One Capital VI, 8.875%, 5/15/40               41,618
25,000         Caterpillar Financial, 7.05%, 10/1/18                 29,299
10,000         Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)   10,041
                                                                   $141,653
               Diversified Financial Services - 0.9 %
65,000         European Investment Bank, 0.0%, 3/2/15              $ 25,471
15,000         General Electric Capital Corp., 4.0%, 2/15/12         15,453
25,000         JPMorgan Chase & Co., 6.0%, 1/15/18                   27,011
50,000         JPMorgan Chase & Co., 7.9%, 4/29/49                   51,216
                                                                   $119,151
               Investment Banking & Brokerage - 1.4 %
110,000  5.79  Goldman Sachs Capital, Floating Rate Note, 12/29/49 $ 86,075
50,000         Merrill Lynch & Co., 5.45%, 2/5/13                    53,204
45,000         Morgan Stanley Dean Witter, Floating Rate Note, 4/1/  49,205
                                                                   $188,484
               Specialized Finance - 0.7 %
41,000         Cantor Fitzgerald LP, 7.875%, 10/15/19              $ 41,061
46,627         Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)  42,198
10,000         National Rural Utilities Corp., 5.45%, 2/1/18         10,640
                                                                   $ 93,899
               Total Diversified Financials                        $569,500
               Insurance - 3.2 %
               Insurance Brokers - 0.2 %
25,000         Leucadia National, 7.125%, 3/15/17 (144A)           $ 24,625
               Life & Health Insurance - 1.2 %
35,000         Delphi Financial Group, Inc., 7.875%, 1/31/20       $ 35,760
15,000         Lincoln National Corp., 8.75%, 7/1/19                 18,229
35,000         MetLife, Inc., 10.75%, 8/1/39                         43,750
45,000         Protective Life Corp., 7.375%, 10/15/19               46,926
25,000         Prudential Financial, 5.15%, 1/15/13                  26,632
                                                                   $171,297
               Multi-Line Insurance - 1.1 %
80,000   6.75  AXA SA, Floating Rate Note, 12/15/20                $112,604
45,000   7.00  Liberty Mutual Group, 7.0%, 3/15/37 (144A)            36,173
                                                                   $148,777
               Property & Casualty Insurance - 0.2 %
25,000         The Hanover Insurance Group, Inc., 8.207%, 2/3/27   $ 22,750
               Reinsurance - 0.5 %
20,000         Berkshire Hathway, Inc., 5.0%, 8/15/13              $ 21,830
40,000         Platinum Underwriters HD, 7.5%, 6/1/17                42,244
                                                                   $ 64,074
               Total Insurance                                     $431,523
               Real Estate - 1.3 %
               Diversified Real Estate Activities - 0.3 %
35,000         WEA Finance LLC, 7.125%, 4/15/18                    $ 38,932
               Diversified Real Estate Investment Trust - 0.4 %
40,000         Dexus Finance Pty, Ltd., 7.125%, 10/15/14           $ 42,472
10,000         Digital Realty Trust LP, 5.875%, 2/1/20 (144A)        9,833
                                                                   $ 52,305
               Office Real Estate Investment Trust - 0.2 %
25,000         Mack-Cali Realty LP, 5.125%, 2/15/14                $ 24,931
               Specialized Real Estate Investment Trust - 0.4 %
10,000         Health Care REIT, Inc., 6.2%, 6/1/16                $ 10,276
25,000         Healthcare Realty Trust, Inc., 6.5%, 1/17/17          26,096
25,000         Hospitality Properties Trust, 7.875%, 8/15/14         26,905
                                                                   $ 63,277
               Total Real Estate                                   $179,445
               Software & Services - 0.5 %
               Data Processing & Outsourced Services - 0.3 %
40,000         First Data Corp., 9.875%, 9/24/15                   $ 35,700
               Internet Software & Services - 0.2 %
25,000         Terremark Worldwide, Inc., 12.0%, 6/15/17           $ 27,688
               Total Software & Services                           $ 63,388
               Technology Hardware & Equipment - 0.1 %
               Computer Storage & Peripherals - 0.1 %
10,000         Seagate Technology International, 10.,%, 5/1/14     $ 11,450
               Total Technology Hardware & Equipment               $ 11,450
               Semiconductors - 0.2%
               Semiconductor Equipment - 0.2 %
25,000         Klac Instruments Corp., 6.9%, 5/1/18                $ 27,137
               Total Semiconductors                                $ 27,137
               Telecommunication Services - 1.3 %
               Alternative Carriers - 0.1 %
10,000         Paetec Holdings, 9.5%, 7/15/15                      $ 9,675
               Integrated Telecommunication Services - 1.0 %
20,000         Embarq Corp., 7.082%, 6/1/16                        $ 22,201
15,000         Frontier Communications Corp., 8.25%, 5/1/14          15,788
20,000         Qtel International, Ltd., 6.5%, 6/10/14               21,738
50,000         Telefonica Emisiones SAU, 5.496%, 4/1/16              75,390
                                                                   $135,117
               Wireless Telecommunication Services - 0.2 %
35,000         Cricket Communications, Inc., 7.75%, 5/15/16        $ 35,219
               Total Telecommunication Services                    $180,011
               Utilities - 1.0 %
               Electric Utilities - 0.7 %
10,000         CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1$ 11,581
10,000         Commonwealth Edison, 6.15%, 9/15/17                   11,150
25,000         NY State Gas and Electric, 6.15%, 12/15/17 (144A)     25,763
35,000         Public Service of New Mexico, 7.95%, 5/15/18          36,992
10,000         West Penn Power Co., 5.95%, 12/15/17                  10,375
                                                                   $ 95,861
               Independent Power Producer & Energy Traders - 0.3 %
40,000         Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)    $ 37,892
               Total Utilities                                     $133,753
               TOTAL CORPORATE BONDS
               (Cost  $3,346,277)                                $3,586,213

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.1 %
204,664        Federal Home Loan Mortgage Corp., 6.5%, 8/1/37      $219,592
228,402        Federal National Mortgage Association, 6.5%, 1/1/38  246,668
376,729        Federal National Mortgage Association, 6.5%, 4/1/38  406,660
10,000         U.S. Treasury Notes 4.5%, 5/15/38                     10,025
25,000         U.S. Treasury Bonds, 6.25%, 8/15/23                   30,547
55,606         U.S. Treasury Inflation Notes, 1.875%, 7/15/15        59,263
201,504        U.S. Treasury Inflation Notes, 2.5%, 1/15/29         219,765
100,000        U.S. Treasury Notes, 3.0%, 9/30/16                   100,039
100,000        U.S. Treasury Notes, 3.125%, 5/15/19                  96,555
30,000         U.S. Treasury Notes, 4.25%, 5/15/39                   28,744
60,000         U.S. Treasury Notes, 4.5%, 2/15/36                    60,459
100,000        U.S. Treasury Notes, 4.5%, 8/15/39                    99,875
406,000        U.S. Treasury Notes, 1.25%, 11/30/10                 409,283
                                                                 $1,987,475
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost  $1,943,484)                                $1,987,475

               FOREIGN GOVERNMENT BONDS - 34.5 %
50,000         Austria Government Bond, 4.15%,  3/15/37            $ 67,795
75,000         Belgium Government Bond, 4.0%, 3/28/14               111,077
25,000         Belgium Government Bond, 5.5%, 3/28/28                40,085
50,000         Belgium Government Bond, 5.75%, 9/28/10               71,637
129,000        Bonos Y Obligation Del ES 4.4%, 1/31/15              189,116
100,000        Bundesobligation, 2.5%, 10/10/14                     140,635
150,000        Bundesrepublik Deutschland ,6.5%, 7/4/27             276,526
100,000        Bundesrepublik Deutschland, 3.25%, 1/4/20            139,245
110,000        Buoni Poliennali De, 4.75%, 2/1/13                   162,964
25,000         Canada Housing Trust No. 1, 3.75%, 3/15/20            23,426
225,000        Canada Housing Trust, 3.55%, 9/15/13                 220,007
100,000        Denmark Government Bond, 4.0%, 11/15/10               19,061
170,000        Denmark Government Bond, 4.0%, 11/15/15               33,523
50,000         Denmark Government Bond, 4.5%, 11/15/39               9,932
75,000         Denmark Government Bond, 6.0%, 11/15/11               15,069
163,000        Deutschland Rep Bundesobligation, 5.25%, 1/4/11      235,539
150,000        France Government Bond OAT, 3.0%, 10/25/15           211,988
25,000         France Government Bond, 4.0%, 10/25/38                34,064
117,000        Government of France, 3.75% 4/25/21                  163,950
25,000         Hellenic Republic Government, 3.6%, 7/20/16           29,245
50,000         Italy Buoni Polienna, 3.75%, 8/1/16                   71,139
25,000         Italy Buoni Polienna, 6.5%, 11/1/27                   42,201
20,000,000     Japan Government 10-Yr, 1.7%, 9/20/16                234,826
17,000,000     Japan Government 20-Yr, 1.5%, 3/20/19                193,224
2,500,000      Japan Government 30-Yr, 2.3%, 12/20/36                27,889
37,000,000     Japan Government 5-Yr, 1.2%, 3/20/12                 418,782
100,000        Netherlands Government, 4.25%, 7/15/13               149,755
91,000         Netherlands Government, 5.5%, 1/15/28                150,376
150,000        Norway Government Bond, 4.25%, 5/19/17                26,026
275,000        Norway Government Bond, 5.0%, 5/15/15                 49,720
50,000         Portugal Obrigacoes do Tesouro, 3.85%, 4/15/21        64,906
50,000         Republic of Austria, 4.35%, 3/15/19                   73,760
110,000        Republic of Austria, 7.0%, 7/15/14                   164,622
100,000        Spain Government Bond, 4.1%, 7/30/18                 140,920
200,000        Sweden Government Bond, 3.75%, 8/12/17                28,399
150,000        Sweden Government Bond, 4.5%, 8/12/15                 22,253
75,000         U.K. Gilt, 2.25%, 3/7/14                             118,219
50,000         U.K. Gilt, 4.25%, 9/7/39                              78,019
92,000         U.K. Treasury, 4.25%, 12/7/27                        144,706
50,000         U.K. Treasury, 4.75%, 3/7/20                          84,786
22,000         U.K. Treasury, 4.75%, 6/7/10                          35,691
25,000         U.K. Treasury, 4.75%, 9/7/15                          43,431
30,000         U.K. Treasury, 5.0%, 9/7/14                           52,570
25,000         U.K. Treasury, 8.75%, 8/25/17                         53,674
                                                                 $4,664,778
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost  $4,591,571)                                $4,664,778

               MUNICIPAL BONDS - 0.8 %
               Government - 0.8 %
               Municipal General - 0.2 %
25,000         State of Illinois, 1.395%, 2/1/11                   $ 25,029
               Municipal Higher Education - 0.6 %
50,000         California State University Revenue, 5.0%, 11/1/39  $ 49,386
25,000         Connecticut State Health & Educational, 5.0%, 7/1/42  26,086
10,000         Massachusetts Health & Educational Facilities, 5.5%,  11,077
               Total Government                                    $ 86,549
               TOTAL MUNICIPAL BONDS
               (Cost  $108,522)                                    $111,579

               TOTAL INVESTMENT IN SECURITIES - 85.7%
               (Cost  $11,198,346) (a)                           $11,570,201
               OTHER ASSETS AND LIABILITIES - 14.3%              $1,934,083
               TOTAL NET ASSETS - 100.0%                         $13,504,284

(144A)         Security is exempt from registration under Rule (144A) of the
              Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2010, the value of these securities amounted to $405,446 or 3.0% of total net assets.

(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $11,198,346 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost           $512,669

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value           (140,814)

               Net unrealized gain                                 $371,855

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

                               Level 1      Level 2      Level 3     Total
Asset backed securities           $0       $185,440        $0     $185,440
Collateralized Mort Oblig          0        964,453         0      964,453
Corporate bonds                    0      3,586,213         0    3,586,213
Convertible corp bonds             0         47,638         0       47,638
Municipal bonds                    0        111,579         0      111,579
Foreign government bonds           0      4,664,778         0    4,664,778
U.S. Government Agency Oblig       0      1,987,475         0    1,987,475
Preferred stock               22,625              0         0       22,625
Total                        $22,625    $11,547,576        $0  $11,570,201


           Pioneer Global Diversified Equity Fund
           Schedule of Investments  1/31/10 (unaudited)

Shares                                                       Value
           PREFERRED STOCK - 0.3 %
           Automobiles & Components - 0.3 %
           Automobile Manufacturers - 0.3 %
88         Volkswagen AG                                   $ 7,111
           TOTAL PREFERRED STOCK
           (Cost  $12,849)                                 $ 7,111

           COMMON STOCKS - 92.7 %
           Energy - 11.8 %
           Integrated Oil & Gas - 7.2 %
1,228      BP Amoco Plc                                    $ 11,498
28,000     China Petroleum & Chemical, Ltd.                  21,860
693        Eni S.p.A.                                        16,144
347        Gazprom SA (A.D.R.) *                             8,397
201        Lukoil Holding Ltd. (A.D.R.)                      10,938
851        Marathon Oil Corp.                                25,368
208        OMV AG *                                          8,193
479        Origin Energy, Ltd.                               6,777
771        Repsol SA                                         18,147
656        Royal Dutch Shell Plc                             18,108
315        Total SA                                          18,300
                                                           $163,730
           Oil & Gas Drilling - 0.8 %
88         Diamond Offshore Drilling, Inc.                 $ 8,055
276        Fred Olsen Energy Asa *                           10,763
                                                           $ 18,818
           Oil & Gas Equipment & Services - 0.9 %
440        Aker Asa *                                      $ 11,932
142        Fugro NV *                                        8,392
                                                           $ 20,324
           Oil & Gas Refining & Marketing - 1.5 %
414        Neste Oil Oyj *                                 $ 6,770
2,000      Nippon Mitsubishi Oil Corp.*                      9,322
947        Valero Energy Corp.                               17,444
                                                           $ 33,536
           Oil & Gas Storage & Transportation - 1.4 %
3,052      EL PASO Corp.                                   $ 30,978
           Total Energy                                    $267,386
           Materials - 7.3 %
           Construction Materials - 0.3 %
92         Holcim, Ltd. *                                  $ 6,334
           Diversified Chemical - 2.5 %
181        Akzo Nobel NV                                   $ 10,811
981        Orica, Ltd.                                       20,892
332        PPG Industries, Inc.                              19,482
56         Solvay SA                                         5,538
                                                           $ 56,723
           Paper Packaging - 0.5 %
128        Mayr-Melnhof Karton AG                          $ 11,999
           Paper Products - 1.5 %
1,172      International Paper Co.                         $ 26,851
300        Nippon Unipac Holding *                           7,815
                                                           $ 34,666
           Specialty Chemicals - 1.1 %
519        DSM NV                                          $ 24,056
           Steel - 1.4 %
2,409      Blue Scope Steel Ltd. *                         $ 5,558
56         Salzgitter AG                                     4,971
571        Voestalpine AG                                    19,836
                                                           $ 30,365
           Total Materials                                 $164,143
           Capital Goods - 9.9 %
           Aerospace & Defense - 1.3 %
399        Finmeccanica S.p.A.                             $ 5,521
216        General Dynamics Corp.                            14,440
148        United Technologies Corp.                         9,987
                                                           $ 29,948
           Building Products - 0.4 %
2,000      Nippon Sheet Glass Co., Ltd. *                  $ 5,142
258        Wienerberger AG *                                 4,792
                                                           $ 9,934
           Construction & Engineering - 0.7 %
801        KBR Inc.                                        $ 15,003
           Construction & Farm Machinery & Heavy Trucks - 0.5 %
1,000      Hino Motors, Ltd.                               $ 3,751
100        Man AG                                            6,710
                                                           $ 10,461
           Electrical Component & Equipment - 1.0 %
1,000      Panasonic Electric Works Co., Ltd. *            $ 10,978
102        Schneider Electric SA                             10,485
                                                           $ 21,463
           Industrial Conglomerates - 1.3 %
312        Philips Electronics NV                          $ 9,433
197        Rheinmetall AG                                    12,628
2,423      Tomkins Plc                                       7,256
                                                           $ 29,317
           Industrial Machinery - 3.3 %
1,000      Amada Co., Ltd. *                               $ 6,705
285        Andritz AG                                        15,876
308        Danaher Corp.                                     21,976
1,047      IMI Plc                                           9,083
417        Metso Oyj *                                       13,852
91         Schindler Holding AG                              6,724
                                                           $ 74,216
           Trading Companies & Distributors - 1.4 %
1,000      Itochu Corp. *                                  $ 7,786
1,000      Marubeni Corp. *                                  5,797
1,000      Mitsui & Co., Ltd. *                              14,613
400        Sumitomo Corp. *                                  4,493
                                                           $ 32,689
           Total Capital Goods                             $223,031
           Commercial Services & Supplies - 0.8 %
           Human Resource & Employment Services - 0.8 %
178        Randstad Holdings NV *                          $ 8,505
238        Towers Watson & Co. *                             10,384
                                                           $ 18,889
           Total Commercial Services & Supplies            $ 18,889
           Transportation - 2.1 %
           Air Freight & Couriers - 0.3 %
439        Deutsche Post AG                                $ 7,651
           Airlines - 1.3 %
572        Deutsche Lufthansa AG                           $ 9,160
2,000      Singapore Airlines, Ltd.                          19,460
                                                           $ 28,620
           Marine - 0.2 %
1,000      Nippon Yusen Kabushiki Kaisha *                 $ 3,466
           Railroads - 0.3 %
2          West Japan Railway Co *                         $ 6,896
           Total Transportation                            $ 46,633
           Automobiles & Components - 4.9 %
           Auto Parts & Equipment - 1.8 %
400        Aisin Seiki Co., Ltd. *                         $ 10,537
296        Autoliv, Inc. *                                   12,672
300        Denso Corp. *                                     8,799
300        Toyota Industries Corp. *                         8,795
                                                           $ 40,803
           Automobile Manufacturers - 2.6 %
4,000      Fuji Heavy Industries, Ltd.                     $ 18,810
500        Honda Motor Co., Ltd. *                           16,962
6,000      Mazda Motor Corp. *                               16,172
197        PSA Peugeot SA *                                  6,357
                                                           $ 58,301
           Motorcycle Manufacturers - 0.2 %
300        Yamaha Motor Co., Ltd. *                        $ 4,087
           Tires & Rubber - 0.3 %
500        Bridgestone Corp. *                             $ 7,968
           Total Automobiles & Components                  $111,159
           Consumer Durables & Apparel - 2.6 %
           Apparel, Accessories & Luxury Goods - 0.5 %
9,000      Anta Sports Products, Ltd.                      $ 11,795
           Consumer Electronics - 0.8 %
1,000      Sharp Corp.                                     $ 11,925
200        Sony Corp.                                        6,659
                                                           $ 18,584
           Footwear - 0.6 %
4,500      Yue Yuen Industrial Holdings, Ltd.              $ 13,958
           Leisure Products - 0.7 %
472        Hasbro, Inc.                                    $ 14,420
           Total Consumer Durables & Apparel               $ 58,757
           Consumer Services - 0.4 %
           Hotels, Resorts & Cruise Lines - 0.4 %
2,631      Thomas Cook Group Plc *                         $ 9,547
           Total Consumer Services                         $ 9,547
           Media - 1.0 %
           Cable & Satellite - 0.6 %
779        Comcast Corp.                                   $ 12,332
           Movies & Entertainment - 0.4 %
385        Vivendi SA                                      $ 9,969
           Total Media                                     $ 22,301
           Retailing - 0.4 %
           Department Stores - 0.4 %
384        J.C. Penney Co., Inc.                           $ 9,535
           Total Retailing                                 $ 9,535
           Food & Drug Retailing - 2.3 %
           Food Distributors - 1.0 %
764        Sysco Corp.                                     $ 21,384
           Food Retail - 1.3 %
200        FamilyMart *                                    $ 6,324
200        Seven & I Holdings Co., Ltd. *                    4,375
862        SUPERVALU, Inc.                                   12,680
925        Tesco Plc                                         6,259
                                                           $ 29,638
           Total Food & Drug Retailing                     $ 51,022
           Food, Beverage & Tobacco - 5.7 %
           Agricultural Products - 0.9 %
645        Archer Daniels Midland Co.                      $ 19,331
           Packaged Foods & Meats - 2.2 %
478        ConAgra, Inc.                                   $ 10,870
7,250      Goodman Fielder, Ltd. *                           9,992
370        The J.M. Smucker Co.                              22,226
225        Unilever NV                                       6,908
                                                           $ 49,996
           Soft Drinks - 0.9 %
344        PepsiCo, Inc.                                   $ 20,509
           Tobacco - 1.7 %
336        Imperial Tobacco Group Plc                      $ 10,858
549        Altria Group, Inc.                                10,903
194        British American Tobacco Plc *                    6,399
214        Reynolds American, Inc.                           11,385
                                                           $ 39,545
           Total Food, Beverage & Tobacco                  $129,381
           Household & Personal Products - 0.3 %
           Household Products - 0.3 %
119        Reckitt Benckiser Plc *                         $ 6,188
           Total Household & Personal Products             $ 6,188
           Health Care Equipment & Services - 3.2 %
           Health Care Distributors - 1.1 %
438        McKesson Corp.                                  $ 25,763
           Health Care Equipment - 1.4 %
273        Baxter International, Inc.                      $ 15,722
382        Medtronic, Inc. *                                 16,384
                                                           $ 32,106
           Health Care Services - 0.7 %
287        Fresenius Medical Care AG                       $ 14,575
           Total Health Care Equipment & Services          $ 72,444
           Pharmaceuticals & Biotechnology - 6.2 %
           Biotechnology - 0.4 %
171        Amgen, Inc. *                                   $ 10,000
           Life Sciences Tools & Services - 0.7 %
334        Thermo Fisher Scientific, Inc. *                $ 15,414
           Pharmaceuticals - 5.1 %
300        Abbott Laboratories Co.                         $ 15,882
200        Astellas Pharma, Inc. *                           7,371
295        Eli Lilly & Co.                                   10,384
280        Johnson & Johnson Co.                             17,601
290        Novartis AG *                                     15,532
815        Pfizer, Inc.                                      15,208
76         Roche Holdings AG                                 12,764
281        Sanofi-Aventis SA                                 20,735
                                                           $115,477
           Total Pharmaceuticals & Biotechnology           $140,891
           Banks - 6.3 %
           Diversified Banks - 5.2 %
1,127      Banco Popular Espanol SA                        $ 8,583
1,186      Banco Santander Central Hispano SA                16,713
70         Barclays Plc                                       300
217        BNP Paribas SA                                    15,457
4,500      Boc Hong Kong Holdings, Ltd.                      9,376
1,098      Dnb Nor Asa *                                     12,441
1,829      HSBC Holding Plc                                  19,611
4,000      Industrial & Commercial Bank of China, Ltd.       7,785
248        National Bank of Canada                           13,111
245        Societe Generale SA                               14,237
                                                           $117,614
           Regional Banks - 1.1 %
3,856      Regions Financial Corp.                         $ 24,486
           Total Banks                                     $142,100
           Diversified Financials - 4.6 %
           Asset Management & Custody Banks - 1.0 %
745        The Bank of New York Mellon Corp.               $ 21,672
           Diversified Capital Markets - 1.1 %
306        CS Group                                        $ 13,264
195        Deutsche Bank AG  *                               11,874
                                                           $ 25,138
           Diversified Financial Services - 1.2 %
4,980      Citigroup, Inc. *                               $ 16,534
305        J.P. Morgan Chase & Co.                           11,877
                                                           $ 28,411
           Investment Banking & Brokerage - 1.3 %
133        Goldman Sachs Group, Inc.                       $ 19,780
1,476      ICAP Plc                                          8,760
                                                           $ 28,540
           Total Diversified Financials                    $103,761
           Insurance - 4.9 %
           Life & Health Insurance - 1.8 %
870        AEGON NV *                                      $ 5,244
214        Aflac, Inc.                                       10,364
362        Lincoln National Corp.                            8,898
180        Prudential Financial, Inc.                        8,998
400        UNUM Group                                        7,828
                                                           $ 41,332
           Multi-Line Insurance - 0.8 %
57         Allianz AG                                      $ 6,311
293        AXA SA *                                          6,062
31         Zurich Financial Services AG *                    6,569
                                                           $ 18,942
           Property & Casualty Insurance - 1.7 %
289        Allstate Corp.                                  $ 8,650
375        Assured Guaranty, Ltd.                            8,498
360        QBE Insurance Group, Ltd. *                       7,284
2,000      Sompo Japan Insurance, Inc. *                     13,134
                                                           $ 37,566
           Reinsurance - 0.6 %
46         Muenchener Rueckversicherungs Gesellschaft AG   $ 6,902
149        Swiss Reinsurance, Ltd.                           6,496
                                                           $ 13,398
           Total Insurance                                 $111,238
           Real Estate - 1.3 %
           Diversified Real Estate Activities - 0.8 %
3,000      Henderson Land Development, Ltd.                $ 18,827
           Real Estate Development - 0.5 %
14,000     Allgreen Properties Co.                         $ 11,609
           Total Real Estate                               $ 30,436
           Software & Services - 2.1 %
           Application Software - 0.4 %
572        Nuance Communications, Inc. *                   $ 8,591
           Data Processing & Outsourced Services - 1.2 %
533        Computer Sciences Corp. *                       $ 27,343
           Internet Software & Services - 0.5 %
20         Google, Inc. *                                  $ 10,588
           Total Software & Services                       $ 46,522
           Technology Hardware & Equipment - 4.3 %
           Communications Equipment - 1.0 %
3,788      Motorola, Inc. *                                $ 23,296
           Computer Hardware - 0.5 %
1,000      Fujitsu, Ltd. *                                 $ 6,109
2,000      NEC Corp.                                         5,153
                                                           $ 11,262
           Computer Storage & Peripherals - 0.2 %
300        Seiko Epson Corp. *                             $ 4,962
           Electronic Components - 1.5 %
360        LG Display Co., Ltd. *                          $ 11,739
300        Omron Corp.                                       5,973
1,000      Taiyo Yuden Co., Ltd. *                           15,251
                                                           $ 32,963
           Electronic Equipment & Instruments - 0.1 %
1,000      Hitachi, Ltd.                                   $ 3,427
           Office Electronics - 1.0 %
200        Canon, Inc. *                                   $ 7,826
1,000      Ricoh Co.                                         14,243
                                                           $ 22,069
           Total Technology Hardware & Equipment           $ 97,979
           Semiconductors - 2.7 %
1,039      Cypress Semiconductor Corp. *                   $ 10,442
598        Marvell Technology Group, Ltd. *                  10,423
1,250      Micron Technology, Inc. * (b)                     10,900
1,217      ON Semiconductor Corp. *                          8,775
15         Samsung Electronics Co. *                         10,133
1,356      StMicroelectronics NV                             11,009
                                                           $ 61,682
           Total Semiconductors                            $ 61,682
           Telecommunication Services - 3.9 %
           Integrated Telecommunications Services - 2.8 %
672        Deutsche Telekom AG                             $ 8,701
200        Nippon Telegraph & Telephone Corp. *              8,446
2,206      Qwest Communications International, Inc.          9,287
3,279      Telecom Italia S.p.A.                             3,809
422        Telefonica SA                                     10,138
754        Verizon Communications, Inc.                      22,183
                                                           $ 62,564
           Wireless Telecommunication Services - 1.1 %
1          KDDI Corp. *                                    $ 5,273
46         SK Telecom, Ltd.*                                 7,234
6,185      Vodafone Group Plc                                13,293
                                                           $ 25,800
           Total Telecommunication Services                $ 88,364
           Utilities - 3.5 %
           Electric Utilities - 1.6 %
209        E.On AG                                         $ 7,672
1,863      Enel S.p.A.                                       10,064
1,017      Iberdrola SA                                      8,646
524        Public Power Corp. *                              9,795
                                                           $ 36,177
           Gas Utilities - 0.2 %
223        Atmos Energy Corp.                              $ 6,159
           Independent Power Producer & Energy Traders - 0.9 %
1,532      International Power Plc                         $ 7,811
502        NRG Energy, Inc. *                                12,103
                                                           $ 19,914
           Multi-Utilities - 0.8 %
849        Xcel Energy, Inc.                               $ 17,642
           Total Utilities                                 $ 79,892
           TOTAL COMMON STOCKS
           (Cost  $2,208,680)                              $2,093,281

           INDEX FUTURE - 0.2%
2          S&P 500 EMI Future                              $ 3,830
           TOTAL INDEX FUTURE
           (Cost  $0)                                      $ 3,830

           PURCHASED OPTIONS - 0.7%
           Put Option - 0.7%
5          DJ Euro Stoxx, expiring March 2010 at $2,900    $ 11,739
2          NIKKEI, Expiring March 2010 at $9,500             2,965
                                                           $ 14,704
           TOTAL PURCHASED OPTIONS
           (Cost  $24,893)                                 $ 14,704

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 0.5 %
           Securities Lending Collateral  - 0.5 % (c)
           Certificates of Deposit:
354        Bank of Nova Scotia, 0.19%, 2/17/10             $  354
354        DnB NOR Bank ASA NY, 0.2%, 2/17/10                 354
322        Royal Bank of Canada, 0.23%, 1/21/11               322
322        Svenska NY, 0.20%, 3/30/10                         322
386        Rabobank Nederland NY, 0.19%, 3/2/10               386
34         Westpac Banking NY, 1.35%, 3/19/10                 34
322        Societe Generale, 0.21%, 3/4/10                    322
354        CBA Financial, 0.27%, 1/3/11                       354
98         BNP Paribas, 0.70%, 6/4/10                         98
229        Wachovia Bank NA, 1.17%, 5/14/10                   229
                                                           $ 2,775
           Commercial Paper:
257        BBVA London, 0.28%, 3/18/10                     $  257
69         US Bancorp, 0.68%, 5/6/10                          69
65         American Honda Finance, 0.68%, 2/5/10              65
97         GE Capital Corp., 0.81%, 8/20/10                   97
35         GE Capital Corp., 0.29%, 10/21/10                  35
35         GE Capital Corp., 0.29%, 10/6/10                   35
258        HND AF, 0.18%, 3/2/10                              258
354        HSBC, 0.20%, 2/19/10                               354
36         John Deer Capital Corp., 0.33%, 7/6/10             36
273        JPMorgan Chase & Co., 0.57%, 9/24/10               273
322        NABPP, 0.19%, 3/8/10                               322
251        PARFIN, 0.25%, 4/19/10                             251
322        Cafco, 0.20%, 3/15/10                              322
354        Char FD, 0.18%, 3/5/10                             354
322        WSTPAC, 0.25%, 5/27/10                             322
193        Ciesco, 0.20%, 3/8/10                              193
161        Ciesco, 0.20%, 2/18/10                             161
322        Toyota Motor Credit Corp., 0.23%, 1/10/11          322
161        GE, 0.30%, 1/26/11                                 161
161        Kithaw, 0.21%, 3/2/10                              161
165        Kithaw, 0.20%, 2/23/10                             165
221        Old LLC, 0.19%, 3/17/10                            221
90         Old LLC, 0.18%, 2/17/10                            90
110        Ranger, 0.20%, 3/12/10                             110
129        Ranger, 0.20%, 5/3/10                              129
225        SRCPP, 0.19%, 2/3/10                               225
59         STRAIT, 0.19%, 4/1/10                              59
97         TB LLC, 0.19%, 2/8/10                              97
177        TB LLC, 0.20%, 3/5/10                              177
64         TB LLC, 0.10%, 2/9/10                              64
367        Bank of America, 0.87%, 5/12/10                    367
64         BBVA Senior US, 0.30%, 3/12/10                     64
365        Santander, 0.30%, 7/23/10                          365
129        WFC, 0.33%, 12/2/10                                129
                                                           $ 6,310
           Tri-party Repurchase Agreements:
1,288      Deutsche Bank, 0.1%, 2/1/10                     $ 1,288
1,112      Barclays Capital Markets, 0.11%, 2/1/10           1,112
                                                           $ 2,400
Shares
           Money Market Mutual Funds:
257        Dreyfus Preferred Money Market Fund             $  257
258        Blackrock Liquidity Temporary Cash Fund            258
                                                           $  515
           Total Securities Lending Collateral             $12,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $12,000)                                 $12,000

           TOTAL INVESTMENT IN SECURITIES - 94.4%
           (Cost  $2,258,422) (a)                          $2,130,926

           WRITTEN OPTIONS - (0.2)%
           Put Option - (0.2)%
(5)        DJ Euro Stoxx, expiring March 2010 at $2,600    $(3,009)
(2)        NIKKEI, Expiring March 2010 at $8,500             (759)
                                                           $(3,768)
           TOTAL WRITTEN OPTIONS
           (Cost  $(9,510))                                $(3,768)

           OTHER ASSETS AND LIABILITIES - 5.8%             $130,167

           TOTAL NET ASSETS - 100.0%                       $2,257,325

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At January 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $2,258,422 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $40,790

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value  (168,286)

           Net unrealized loss                              ($127,496)

(b)        At January 31, 2010, the following security was out on loan:

Shares                         Security                      Value
1,200      Micron Technology, Inc. *                       $ 10,464
           Total                                           $ 10,464

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

                                Level 1     Level 2     Level 3    Total
Common Stocks                  $867,398   $1,225,883      $0   $2,093,281
Preferred Stocks                   0         7,111         0        7,111
Purchased Options                14,704       0            0       14,704
Index Futures                     3,830       0            0        3,830
Written Options                  (3,768)      0            0       (3,768)
Temporary Cash Investments            0     11,485         0       11,485
Money Market Mutual Funds           515       0            0          515
Total                          $882,679   $1,244,479      $0   $2,127,158

Other Financial Instruments          $0     $7,302        $0       $7,302
*Other financial instruments include foreign exchange contracts

                      Pioneer Global High Yield Fund
                      Schedule of Investments  1/31/2010 (unaudited)
    Principal  Floating
    Amount ($) Rate (d)                                                Value
                      CONVERTIBLE CORPORATE BONDS - 6.8 %
                      Energy - 0.2 %
                      Coal & Consumable Fuels - 0.1 %
     2,300,000        Massey Energy Co., 3.25%, 8/1/15              $ 2,021,125
                      Oil & Gas Exploration & Production - 0.1 %
     1,160,000        Carrizo Oil & Gas, Inc., 4.875%, 6/1/28       $ 1,004,850
     1,885,000        Chesapeake Energy, 2.5%, 5/15/37                1,599,894
                                                                    $ 2,604,744
                      Total Energy                                  $ 4,625,869
                      Materials - 1.1 %
                      Forest Products - 1.0 %
     12,150,000       Sino Forest Corp., 5.0%, 8/1/13 (144A)        $13,820,625
     7,100,000        Sino-Forest Corp. 4.25%, 12/15/16               7,517,125
                                                                    $21,337,750
                      Total Materials                               $21,337,750
                      Capital Goods - 1.2 %
                      Construction & Farm Machinery & Heavy Trucks - 0.3 %
     7,505,000        Navistar International Corp., 3.0%, 10/15/14  $ 7,533,144
                      Electrical Component & Equipment - 0.1 %
     2,000,000        SunPower Corp., 1.25%, 2/15/27                $ 1,730,000
                      Trading Companies & Distributors - 0.7 %
     11,923,000       WESCO International, Inc., 6.0%, 9/15/29      $14,829,231
                      Total Capital Goods                           $24,092,375
                      Transportation - 0.5 %
                      Marine - 0.5 %
     11,655,000       Horizon Lines, 4.25%, 8/15/12                 $ 9,965,025
                      Total Transportation                          $ 9,965,025
                      Automobiles & Components - 0.6 %
                      Automobile Manufacturers - 0.6 %
     8,424,000        Ford Motor Co., 4.25%, 11/15/16               $11,277,630
                      Total Automobiles & Components                $11,277,630
                      Media - 0.7 %
                      Advertising - 0.4 %
     8,010,000        Interpublic Group Cos., 4.25%, 3/15/23        $ 7,909,875
                      Movies & Entertainment - 0.2 %
     6,343,000        Live Nation, Inc., 2.875%, 7/15/27            $ 5,343,978
                      Total Media                                   $13,253,853
                      Food, Beverage & Tobacco - 0.3 %
                      Tobacco - 0.3 %
     5,135,000        Alliance One International, Inc., 5.5%, 7/15/1$ 6,309,631
                      Total Food, Beverage & Tobacco                $ 6,309,631
                      Health Care Equipment & Services - 1.2 %
                      Health Care Equipment - 0.7 %
     17,062,000       Hologic, Inc., 2.0%, 12/15/37                 $14,332,080
                      Health Care Services - 0.5 %
     12,605,000       Omnicare, Inc., 3.25%, 12/15/35               $10,273,075
                      Total Health Care Equipment & Services        $24,605,155
                      Real Estate - 0.1 %
                      Real Estate Operating Companies - 0.0 %
     1,900,000        Forest City Enterprises, 5.0%, 10/15/16       $ 1,985,500
                      Total Real Estate                             $ 1,985,500
                      Technology Hardware & Equipment - 0.1 %
                      Electronic Equipment & Instruments - 0.0 %
     1,665,000        L-1 Identity Solutions, Inc., 3.75%, 5/15/27  $ 1,535,963
                      Total Technology Hardware & Equipment         $ 1,535,963
                      Telecommunication Services - 0.8 %
                      Wireless Telecommunication Services - 0.8 %
     17,800,000       NII Holdings, 3.125%, 6/15/12                 $16,309,250
                      Total Telecommunication Services              $16,309,250
                      TOTAL CONVERTIBLE CORPORATE BONDS             $135,298,001
                      (Cost  $116,392,513)
     Shares
                      PREFERRED STOCKS - 0.9 %
                      Materials - 0.3 %
                      Diversified Metals & Mining - 0.3 %
     70,700           Freeport-McMoRan Copper & Gold, 6.75%, 5/1/10 $ 6,960,415
                      Total Materials                               $ 6,960,415
                      Diversified Financials - 0.6 %
                      Diversified Financial Services - 0.4 %
     7,740            Bank of America Corp., 7.25%, 12/31/49        $ 7,004,700
                      Multi-Sector Holding - 0.2 %
     60,000           Vale Capital, Ltd., 5.5%, 6/15/10             $ 3,034,800
                      Total Diversified Financials                  $10,039,500
                      TOTAL PREFERRED STOCKS                        $16,999,915
                      (Cost  $13,177,840)

                      COMMON STOCKS - 1.1 %
                      Energy - 0.1 %
                      Oil & Gas Equipment & Services - 0.0 %
     10,477,315       Skeie Drilling & Production ASA *             $ 1,274,462
                      Total Energy                                  $ 1,274,462
                      Materials - 0.3 %
                      Commodity Chemicals - 0.2 %
     371,511          Georgia Gulf Corp. *                          $ 5,702,694
                      Forest Products - 0.0 %
     244,090          Ainsworth Lumber Co., Ltd. *                  $  488,682
                      Total Materials                               $ 6,191,376
                      Capital Goods - 0.0 %
                      Building Products - 0.0 %
     894              Panolam Holdings Co.                          $  438,060
                      Total Capital Goods                           $  438,060
                      Automobiles & Components - 0.6 %
                      Auto Parts & Equipment - 0.6 %
     178,273          Lear Corp. *                                  $12,265,182
                      Total Automobiles & Components                $12,265,182
                      Media - 0.0 %
                      Cable & Satellite - 0.0 %
     24,008           Charter Communications, Inc. * (b)            $  735,365
                      Total Media                                   $  735,365
                      Real Estate - 0.0 %
                      Real Estate Development - 0.0 %
     159,647          Newhall Land Development LLC *                $  287,365
                      Total Real Estate                             $  287,365
                      TOTAL COMMON STOCKS                           $21,191,810
                      (Cost  $20,191,584)

                      RIGHTS/WARRANTS - 0.1 %
                      Energy - 0.1 %
                      Oil & Gas Exploration & Production - 0.1 %
     11,303,000       Norse Energy Corp. ASA *                      $ 2,482,455
                      Total Energy                                  $ 2,482,455
                      Materials - 0.0 %
                      Forest Products - 0.0 %
     3,250            Mandra Forestry, Expires 5/15/13 *            $     0
                      Total Materials                               $     0
                      TOTAL RIGHTS/WARRANTS                         $ 2,482,455
                      (Cost  $1,460,198)
     Principal
     Amount ($)
                      ASSET BACKED SECURITIES - 3.7 %
                      Consumer Services - 0.4 %
                      Restaurants - 0.4 %
     1,300,000        Dunkin Brands Master Finance LLC, 5.779%, 6/20$ 1,273,207
     6,240,000        Dunkin Brands Master Finance LLC, 8.28%, 6/20/  5,335,325
                                                                    $ 6,608,532
                      Total Consumer Services                       $ 6,608,532
                      Food & Drug Retailing - 0.5 %
                      Food Retail - 0.5 %
     3,150,000        Dominos Pizza Master Issuer LLC, 5.261%, 4/25/$ 2,780,063
     10,075,000       Dominos Pizza Master Issuer LLC, 7.629%, 4/25/  7,657,000
                                                                    $10,437,063
                      Total Food & Drug Retailing                   $10,437,063
                      Banks - 2.2 %
                      Thrifts & Mortgage Finance - 2.2 %
     2,837,523   0.83 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34 $ 2,028,564
     752,378     0.32 Ace Securities Corp., Floating Rate Note, 1/25   420,269
     926,253     0.32 ACE Securities Corp., Floating Rate Note, 7/25   360,147
     1,148,561   0.62 Bayview Financial Acquisition, Floating Rate N   998,720
     1,777,177        Bear Stearns Asset Backed Securities, 0.3656%,  1,407,352
     1,480,000   0.68 Bear Stearns Asset Backed Securities, Inc., Fl   510,529
     4,720,000   0.91 Bear Stearns Asset Backed Securities, Inc., Fl  3,232,602
     2,424,318   0.36 BSABS 2006-4 A1, Floating Rate Note, 10/25/33   2,163,091
     3,800,000   0.33 Carrington Mortgage Loan Trust, Floating Rate   3,123,045
     8,090,000   0.43 Carrington Mortgage Loan Trust, Floating Rate   4,433,657
     995,848     0.33 Carrington Mortgage Loan Trust, Floating Rate    875,141
     3,301,277   0.35 Carrington Mortgage Loan Trust, Floating Rate   3,014,648
     1,700,000   0.88 Countrywide Asset Backed Certificates, Floatin   904,163
     1,947,660   0.48 Countrywide Asset Backed Certificates, Floatin  1,666,059
     1,795,999   0.39 CWL 2006-19 2A2, Floating Rate Note, 3/25/37    1,300,704
     1,146,482   0.58 FBR Securitization Trust, Floating Rate Note,    725,639
     512,655     0.42 FFML 2006-FF4 A2, Floating Rate Note, 3/25/36    365,456
     1,800,000   0.36 Gsamp Trust, Floating Rate Note, 1/25/37        1,460,621
     7,688,291   0.58 Lehman XS Trust, Floating Rate Note, 12/25/35   2,133,316
     3,490,834   0.35 Lehman XS Trust, Floating Rate Note, 8/25/36    1,547,907
     1,819,374   0.30 Morgan Stanley ABS Capital I, Floating Rate No  1,493,402
     1,922,802   0.34 Morgan Stanley ABS Capital I, Floating Rate No  1,656,119
     696,090     0.34 Morgan Stanley ABS Capital I, Floating Rate No   631,545
     1,946,371   0.33 Option One Mortgage Loan Trust, Floating Rate   1,436,817
     1,956,464   0.39 Residential Asset Mortgage Products, Inc., Flo  1,679,844
     4,894,125        Saxon Asset Securities, 0.34594%, 11/25/36      4,591,302
                                                                    $44,160,659
                      Total Banks                                   $44,160,659
                      Diversified Financials - 0.4 %
                      Asset Management & Custody Banks - 0.0 %
     2,073,839   1.51 Amortizing Residential Collateral Trust, Float$  881,982
                      Consumer Finance - 0.0 %
     464,436     0.46 Residential Asset Securities, Floating Rate No$  406,228
                      Diversified Financial Services - 0.4 %
     1,231,219        Aircraft Finance Trust, 0.84438%, 5/15/24     $  837,229
     6,962,113   0.71 Aircraft Finance Trust, Floating Rate Note, 5/  2,715,224
     5,377,000   0.34 Home Equity Asset Trust, Floating Rate Note, 3  3,955,962
                                                                    $ 7,508,415
                      Total Diversified Financials                  $ 8,796,625
                      Transportation - 0.2%
                      Airlines - 0.2%
     485,097          Continental Airline, Inc., 8.499%, 5/1/11     $  461,133
     2,326,012        UAL Pass Through Trust, 8.03%, 7/1/11           2,249,556
     2,000,000        United Air Lines, Inc., 9.75%, 1/15/17          2,100,000
                                                                      4,810,689
                      TOTAL ASSET BACKED SECURITIES                 $74,813,568
                      (Cost  $84,421,082)

                      COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3 %
                      Materials - 0.2 %
                      Forest Products - 0.2 %
     4,315,000        TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)      $ 4,099,250
                      Total Materials                               $ 4,099,250
                      Banks - 1.6 %
                      Thrifts & Mortgage Finance - 1.6 %
     1,661,573        Countrywide Alternative Loan Trust, 5.5%, 11/2$ 1,463,503
     3,039,433        Countrywide Alternative Loan Trust, 5.5%, 11/2  2,551,220
     2,906,357   0.59 Countrywide Alternative Loan Trust, Floating R   870,304
     2,445,477   0.58 Countrywide Alternative Loan Trust, Floating R  1,382,160
     3,095,766        Countrywide Home Loan Mortgage, 4.5%, 9/25/35   2,550,738
     958,823          Countrywide Home Loan Mortgage, 5.5%, 11/25/35   663,084
     1,400,000        Countrywide Home Loan Mortgage, 5.5%, 9/25/35   1,315,398
     1,281,309   0.59 Countrywide Home Loans, Floating Rate Note, 3/   431,205
     2,720,600   0.58 Countrywide Home Loans, Floating Rate Note, 3/   698,362
     4,052,356   0.71 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/   589,696
     334,265     0.99 Impac CMB Trust, Floating Rate Note, 4/25/35     229,778
     1,030,402   0.63 Impac CMB Trust, Floating Rate Note, 4/25/35     700,783
     1,190,160   0.32 Impac Securities Assets Corp., Floating Rate N   318,387
     1,861,760   3.76 JPMorgan Mortgage Trust, Floating Rate Note, 1  1,329,364
     3,096,700   4.96 JPMorgan Mortgage Trust, Floating Rate Note, 1  2,992,701
     8,427,209   0.49 Luminent Mortgage Trust, Floating Rate Note, 7   932,749
     4,890,000        SBA CMBS Trust, 7.825%, 11/15/36                5,079,488
     2,060,793   0.54 Structured Asset Mortgage Investments, Inc., F  1,177,118
     4,693,578   0.46 WAMU Mortgage Pass-Through Certificate, Floati  3,460,420
     1,201,324   0.71 WAMU Mortgage Pass-Through Certificate, Floati   539,907
     2,404,660        Wells Fargo Mortgage Backed Securities, 5.5%,   2,311,019
                                                                    $31,587,384
                      Total Banks                                   $31,587,384
                      Telecommunication Services - 0.5 %
                      Integrated Telecommunication Services - 0.5 %
     9,670,000        Global Tower Partners Acquisition, 7.87%, 5/15$ 9,670,000
                      Total Telecommunication Services              $ 9,670,000
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS     $45,356,634
                      (Cost  $53,102,583)

                      CORPORATE BONDS - 76.4 %
                      Energy - 13.1 %
                      Coal & Consumable Fuels - 1.9 %
     4,750,000        Adaro Indonesia PT, 7.625%, 10/22/19 (b)      $ 4,738,125
     11,000,000       Bumi Capital Pte, Ltd., 12.0%, 11/10/16        11,302,500
     8,512,000        Drummond Co, Inc., 9.0%, 10/15/14 (144A)        8,895,040
     3,060,000        Indo Integrated Energy II BV, 9.75%, 11/5/16    3,136,500
     750,000          Indo Integrated Energy BV, 8.5%, 6/1/12          774,575
     6,395,000        New World Resources BV, 7.375%, 5/15/15 (144A)  8,291,835
                                                                    $37,138,575
                      Integrated Oil & Gas - 0.1 %
     2,950,000        Petroleum Co. of Trinidad & Tobago, Ltd., 9.75$ 3,326,125
                      Oil & Gas Drilling - 0.7 %
     8,203,792        DDI Holdings AS, 9.3%, 1/19/12 (144A)         $ 7,629,527
     1,139,175        DDI Holdings AS, 9.3%, 4/23/12 (144A)           1,091,102
     1,250,000        Hercules Offshore, Inc., 10.5%, 10/15/17        1,287,500
     13,500,000       Petrolia Drilling ASA, 12.0%, 6/20/12 (144A)    1,123,270
NOK  17,000,000 11.65 Sevan Drilling, Floating Rate Note, 12/7/12     2,642,294
                                                                    $13,773,693
                      Oil & Gas Equipment & Services - 1.4 %
     6,910,000        Complete Production Service, 8.0%, 12/15/16   $ 6,840,900
     1,600,000   0.00 DP Producer AS, Floating Rate Note, 12/5/11 (1   16,000
     4,750,000        Expro Finance Luxembourg SCA, 8.5%, 12/15/16    4,726,250
     910,944          Nexus, 10.5%, 3/7/12                              9,109
NOK  13,000,000       PetroJack AS, 11.0%, 4/12/10                     219,628
     1,200,000   0.00 PetroProd, Ltd., Floating Rate Note, 1/12/12 (   228,000
     4,400,000   3.52 Sevan Marine ASA, Floating Rate Note, 5/14/13   3,696,000
     7,500,000        Sevan Marine ASA, 9.25%, 12/20/11 (144A)        7,125,000
NOK  20,500,000 11.99 Sevan Marine ASA, Floating Rate Note, 10/24/12  2,978,493
     4,231,200        Skeie Drilling and Production, 11.25%, 3/8/13   2,750,280
                                                                    $28,589,660
                      Oil & Gas Exploration & Production - 6.8 %
     3,030,000        Antero Resources Finance Corp., 9.375%, 12/1/1$ 3,166,350
     8,305,000        Berry Petroleum Co., 10.25%, 6/1/14             9,093,975
     1,225,000        Bill Barrett Corp., 9.875%, 7/15/16             1,316,875
EURO 2,550,000        Chesapeake Energy, 6.25%, 1/15/17               3,377,085
     4,750,000        Comstock Resources, 8.375%, 10/15/17            4,928,125
     1,115,000        Concho Resources, Inc., 8.625%, 10/1/17         1,162,388
     4,100,000        Continental Resources, 8.25%, 10/1/19           4,253,750
     1,130,000        Denbury Resources, Inc., 9.75%, 3/1/16          1,190,738
     6,025,000        Hilcorp Energy, 9.0%, 6/1/16 (144A)             6,250,938
     4,995,000        Linn Energy LLC, 11.75%, 5/15/17 (144A)         5,681,813
     6,500,000        Norse Energy ASA, 10.0%, 7/13/10                1,054,214
     11,303,000       Norse Energy ASA, 6.5%, 7/14/11 (144A)          9,607,550
     45,000,000       Norwegian Energy Co. AS, 12.9%, 11/20/14        7,678,532
     39,000,000       PA Resources AB, 9.56%, 3/9/11                  6,638,256
     8,200,000        Pacific Rubiales Energy, 8.75%, 11/10/16        8,528,000
     2,345,000        Petrohawk Energy Corp., 10.5%, 8/1/14           2,591,225
     2,150,000        PetroQuest Energy, Inc., 10.375%, 5/15/12       2,193,000
     2,535,000        Plains Exploration & Production Co., 10.0%, 3/  2,813,850
     3,040,000        Plains Exploration & Production Co., 8.625%, 1  3,207,200
     5,635,000        Quicksilver Resources, Inc., 7.125%, 4/1/16     5,346,206
     6,870,000        Quicksilver Resources, Inc., 9.125%, 8/15/19    7,282,200
     7,260,000        SandRidge Energy, Inc., 8.0%, 6/1/18            7,223,700
     8,115,000        SandRidge Energy, Inc., 8.625, 4/1/15           8,165,719
     1,815,000        SandRidge Energy, Inc., 8.75%, 1/15/20 (144A)   1,869,450
     1,590,000   3.88 SandRidge Energy, Inc., Floating Rate Note, 4/  1,455,391
     4,469,000        Stone Energy Corp., 8.625%, 2/1/17              4,446,655
     15,400,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144A)      15,958,250
                                                                    $136,481,435
                      Oil & Gas Refining & Marketing - 1.1 %
     10,700,000       Petroplus Finance, Ltd., 9.37%, 9/15/19 (144A)$10,593,000
     2,000,000        Tesoro Corp., 6.5%, 6/1/17                      1,905,000
     8,240,000        Tesoro Corp., 9.75%, 6/1/19                     8,888,900
                                                                    $21,386,900
                      Oil & Gas Storage & Transportation - 1.0 %
     5,540,000   8.38 Enterprise Products, Floating Rate Note, 8/1/6$ 5,505,375
     5,030,000        Enterprise Products Operating, 7.0%, 6/1/67     4,577,300
     11,725,000  7.20 Southern Union Co., 7.2%, 11/1/66              10,435,250
                                                                    $20,517,925
                      Total Energy                                  $261,214,313
                      Materials - 10.3 %
                      Aluminum - 1.2 %
     11,515,000       Asia Aluminum Holdings, 8.0%, 12/23/11 (144A) $ 1,727,250
     16,460,000       CII Carbon LLC, 11.125%, 11/15/15              16,624,600
     7,077,822   6.83 Noranda Aluminum Acquisition, Floating Rate No  5,503,007
     1,250,000        Novelis, Inc., 7.25%, 2/15/15                   1,184,375
                                                                    $25,039,232
                      Commodity Chemicals - 1.7 %
     11,343,000       Basell Finance Co., 8.1%, 3/15/27 (144A)      $ 9,981,840
     9,000,000        Hexion Finance Escrow LLC, 8.875%, 2/1/18 (144  8,673,750
     4,100,000        Hexion US Fin/Nova Scotia, 9.75%, 11/15/14      3,966,750
     4,835,000        Nova Chemicals Corp., 8.375%, 11/1/16 (144A)    4,871,263
     5,755,000        Nova Chemicals Corp., 8.625%, 11/1/19 (144A) (  5,812,550
                                                                    $33,306,153
                      Construction Materials - 0.9 %
     15,675,000       AGY Holding Corp., 11.0%, 11/15/14            $12,618,375
     3,434,000   6.64 C8 Capital SPV, Ltd., Floating Rate Note, 12/3  2,506,820
     2,080,000        C10 Capital SPV, Ltd., BVI, 6.277%, 5/29/49     1,903,732
     1,047,000   6.72 C10 Capital SPV, Ltd., Floating Rate Note, 12/   741,370
     540,000          U.S. Concrete, Inc., 8.375%, 4/1/14              375,300
                                                                    $18,145,597
                      Diversified Chemical - 0.6 %
EURO 12,065,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144$11,209,871
     3,320,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)             828,722
     500,000          Nell AF Sarl, 8.375%, 8/15/15 (144A) (b)         92,500
                                                                    $12,131,093
                      Diversified Metals & Mining - 1.3 %
     6,125,902        Blaze Recycling & Metals, 13.0%, 7/16/12      $ 4,211,558
     6,000,000        FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)   6,795,000
EURO 3,022,531        New Reclamation Group, 8.125%, 2/1/13 (144A)    3,185,538
     11,575,000       Prime Dig Pte, Ltd., 11.75%, 11/03/14          12,066,938
                                                                    $26,259,034
                      Forest Products - 0.3 %
     3,675,000        Mandra Forestry, 12.0%, 5/15/13 (144A)        $ 2,961,683
     2,150,000        Sino-Forest Corp., 10.25%, 7/28/14 (144A)       2,365,000
                                                                    $ 5,326,683
                      Metal & Glass Containers - 1.2 %
     3,758,000        AEP Industries, Inc., 7.875%, 3/15/13         $ 3,682,840
     1,700,000        Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)  2,398,733
EURO 4,295,000        Consol Glass, Ltd., 7.625%, 4/15/14 (144A)      5,568,949
EURO 8,250,000        Impress Metal Pack Holding, 9.25%, 9/15/14 (14 11,812,518
                                                                    $23,463,040
                      Paper Packaging - 0.9 %
     5,350,000        Corp Durango SAB de CV, 6.0%, 8/27/16         $ 4,119,500
     4,655,000        Graphic Packaging Co., 9.5%, 8/15/13            4,783,013
     10,400,000       U.S. Corrugated, Inc., 10.0%, 6/1/13            8,944,000
                                                                    $17,846,513
                      Paper Products - 1.1 %
     2,415,000        Cellu Tissue Holdings, Inc., 11.5%, 6/1/14    $ 2,680,650
     1,195,000        Clearwater Paper Corp., 10.625%, 6/15/16        1,326,450
     17,020,000       Exopack Holding Corp., 11.25%, 2/1/14          17,573,150
                                                                    $21,580,250
                      Precious Metals & Minerals - 0.1 %
     2,500,000        Alrosa Finance SA, 8.875%, 11/17/14 (144A)    $ 2,625,000
                      Steel - 1.3 %
     12,810,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144$11,593,050
EURO 10,800,000       Bulgaria Steel Finance, 12.0%, 5/4/13            524,192
     1,200,000        Essar Steel Algoma, Inc., 9.375%, 3/15/15 (b)   1,206,000
     5,350,000        Evraz Group SA, 8.875%, 4/24/13 (144A)          5,477,063
     2,670,000        Evraz Group SA, 9.5%, 4/24/18 (144A)            2,760,113
     3,060,000        Ryerson, Inc., 12.0%, 11/1/15                   3,174,750
     2,505,000        Zlomrex International, 8.5%, 2/1/14 (144A)      1,146,358
                                                                    $25,881,526
                      Total Materials                               $211,604,121
                      Capital Goods - 6.2 %
                      Aerospace & Defense - 0.8 %
     8,540,000        Aeroflex, Inc., 11.75%, 2/15/15               $ 8,796,200
     7,730,000        GeoEye, Inc., 9.625%, 10/1/15                   7,884,600
                                                                    $16,680,800
                      Building Products - 0.2 %
     3,271,000        Industrias Unidas, 11.5%, 11/15/16 (144A)       1,651,855
     2,815,000        USG Corp., 9.75%, 8/1/14 (144A)                 2,983,900
                                                                    $ 4,635,755
                      Construction & Engineering - 0.5 %
     2,625,000        Dycom Industries, 8.125%, 10/15/15            $ 2,467,500
     6,575,000        Esco Corp., 8.625%, 12/15/13 (144A)             6,599,656
     370,000     6.65 Esco Corp., Floating Rate Note, 12/15/13 (144A   342,250
                                                                    $ 9,409,406
                      Construction & Farm Machinery & Heavy Trucks - 1.3 %
     3,840,000        American Railcar, 7.5%, 3/1/14                $ 3,628,800
     4,000,000        Case New Holland, Inc., 7.75%, 9/1/13 (144A)    4,110,000
     12,820,000       Commercial Vehicle Group, 8.0%, 7/1/13          7,756,100
     3,480,000        Greenbrier Co., Inc., 8.375%, 5/15/15           2,997,150
     7,830,000        Titan Wheel International, Inc., 8.0%, 1/15/12  7,790,850
                                                                    $26,282,900
                      Electrical Component & Equipment - 0.2 %
     4,950,000        Coleman Cable, Inc., 9.0%, 2/15/18 (144A)     $ 4,888,125
                      Industrial Conglomerates - 0.3 %
     3,590,000        CIA Latino Americano, 9.75%, 5/10/12          $ 3,051,500
     5,322,000        Indalex Holding, 11.5%, 2/1/14                   53,220
     4,768,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14    3,933,600
                                                                    $ 7,038,320
                      Industrial Machinery - 1.5 %
     9,800,000        Altra Holdings, Inc., 8.125%, 12/1/16 (144A)  $10,118,500
     12,135,000       Industrias Metalurgicas Pescar, 11.25%, 10/22/ 10,284,413
     9,685,000        Mueller Water Products, 7.375%, 6/1/17          8,716,500
                                                                    $29,119,413
                      Trading Companies & Distributors - 1.2 %
     6,510,000        Aleris International, Inc., 10.0%, 12/15/16 (b$  65,100
     2,110,000        Aleris International, Inc., 9.0%, 12/15/14       21,100
     2,000,000        Glencore Finance Europe, 8.0%, 2/28/49          1,948,400
     9,835,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)     10,184,241
     9,940,000        Intcomex, Inc., 13.25%, 12/15/14                9,766,050
     1,500,000        Wesco Distribution, Inc., 7.5%, 10/15/17        1,462,500
                                                                    $23,447,391
                      Total Capital Goods                           $121,502,110
                      Commercial Services & Supplies - 1.4 %
                      Commercial Printing - 0.0 %
     990,000          Sheridan Acquisition Corp., 10.25%, 8/15/11   $  920,700
                      Diversified Support Services - 0.6 %
     2,000,000        Iron Mountain, Inc., 8.375%, 8/15/21          $ 2,075,000
     13,050           Msx International, 12.5%, 4/1/12 (144A)        10,701,000
                                                                    $12,776,000
                      Environmental & Facilities Services - 0.6 %
     1,530,000        Casella Waste Systems, Inc., 11.0%, 7/15/14     1,660,050
     4,750,000        Waste Services, Inc., 9.5%, 4/15/14 (b)         4,916,250
     4,500,000        Waste Services, Inc., 9.5%, 4/15/14             4,657,500
                                                                    $11,233,800
                      Total Commercial Services & Supplies          $24,930,500
                      Transportation - 1.9 %
                      Air Freight & Couriers - 0.6 %
     1,095,000        Ceva Group Plc, 10.0%, 12/1/16 (144A)         $ 1,085,722
     4,700,000        Ceva Group Plc, 10.0%, 9/1/14 (144A)            4,517,875
     2,445,000        Ceva Group Plc, 11.625%, 10/1/16                2,509,181
     2,562,000        Ceva Group Plc, 12.0%, 9/1/14                   3,659,442
                                                                    $11,772,220
                      Airlines - 0.8 %
     10,940,000       Delta Air Lines, Inc., 12.25%, 3/15/15        $11,322,900
     5,065,000        Delta Air Lines, Inc., 9.5%, 9/15/14            5,280,263
                                                                    $16,603,163
                      Railroads - 0.2 %
     3,820,000        Kansas City Southern de Mexico, 8.0%, 2/1/18 ($ 3,762,700
                      Total Transportation                          $32,138,083
                      Automobiles & Components - 1.7 %
                      Auto Parts & Equipment - 1.6 %
     7,525,000        Allison Transmission, 11.25%, 11/1/15 (144A) ($ 7,920,063
     4,500,000        Hawk Corp., 8.75%, 11/1/14                      4,494,375
     16,550,000 12.00 Stanadyne Corp., Floating Rate Note, 2/15/15   12,081,500
     4,265,000        Stanadyne Corp., 10.0%, 8/15/14                 3,881,150
     725,000          Tenneco Automotive, Inc., 8.625%, 11/15/14 (b)   714,125
     2,290,000        TRW Automotive, Inc., 8.875%, 12/1/17           2,375,875
                                                                    $31,467,088
                      Tires & Rubber - 0.0 %
     1,815,000        Goodyear Tire & Rubber Co., 10.5%, 5/15/16    $ 1,969,275
                      Total Automobiles & Components                $33,436,363
                      Consumer Durables & Apparel - 1.8 %
                      Homebuilding - 1.2 %
     5,500,000        Corp. GEO SAB de CV, 8.875%, 9/25/14          $ 5,720,000
     7,435,000        Desarrolladora Homex SAB de CV, 9.5%, 12/11/19  7,620,875
     1,490,000        KB Home, 9.1%, 9/15/17                          1,579,400
     1,600,000        Meritage Homes Corp., 6.25%, 3/15/15            1,500,000
     2,620,000        Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)  2,593,800
     4,359,000        Urbi Desarrollos Urbanos, 9.5%, 1/21/20 (b)     4,402,590
                                                                    $23,416,665
                      Housewares & Specialties - 0.5 %
     11,165,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (b)  $11,165,000
                      Leisure Products - 0.1 %
     1,495,000        Freedom Group, Inc., 10.25%, 8/1/15           $ 1,577,225
                      Total Consumer Durables & Apparel             $36,158,890
                      Consumer Services - 2.6 %
                      Casinos & Gaming - 2.2 %
     9,750,000        Buffalo Thunder Revenue Authority, 9.375%, 12/$ 1,657,500
EURO 8,515,000        Codere Finance SA, 8.25%, 6/15/15 (144A)       10,642,126
     6,260,000        Little Traverse Bay Odawa Inn, 10.25%, 2/15/14  1,565,000
EURO 9,425,000   8.25 Lottomatica S.p.A., Floating Rate Note, 3/31/6 13,135,479
     5,965,000        Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144  1,819,325
EURO 6,165,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)    7,630,268
     4,971,000        Scientific Games International, Inc., 9.25%, 6  5,231,978
     1,725,000        Shingle Springs Tribal, 9.375%, 6/15/15 (144A)  1,362,750
     5,095,000        Station Casinos, Inc., 6.625%, 3/15/18           25,475
                                                                    $43,069,901
                      Hotels, Resorts & Cruise Lines - 0.1 %
     3,020,000        Grupo Posadas SAB de, 9.25%, 1/15/15          $ 3,095,500
                      Restaurants - 0.3 %
     5,750,000        Arcos Dorados SA, 7.5%, 10/1/19               $ 5,735,625
                      Total Consumer Services                       $51,901,026
                      Media - 2.5 %
                      Advertising - 0.2 %
     5,549,000        MDC Partners, Inc., 11.0%, 11/1/16 (144A)     $ 5,854,195
                      Broadcasting - 2.2 %
     462,000          Clear Channel Worldwide Holdings, 9.25%, 12/15$  472,395
     1,848,000        Clear Channel Worldwide Holdings, 9.25%, 12/15  1,903,440
     9,840,000        Hughes Network Systems LLC, 9.5%, 4/15/14      10,061,400
     840,000          Hughes Network Systems LLC, 9.5%, 4/15/14        850,500
     10,801,687       Intelsat Bermuda, Ltd., 11.5%, 2/4/17          10,963,712
     2,285,000        Telesat Canada / Telesat LLC, 11.0%, 11/1/15    2,553,488
     6,950,000        Telesat Canada / Telesat LLC, 12.5%, 11/1/17    7,957,750
     3,010,000        Univision Communications, Inc., 12.0%, 7/1/14   3,250,800
     7,709,562        Univision Communications, Inc., 9.75%, 3/15/15  6,784,415
                                                                    $44,797,900
                      Total Media                                   $50,652,095
                      Retailing - 1.7 %
                      Apparel Retail - 0.0 %
EURO 610,000    10.46 EDCON Holdings Prop, Ltd., Floating Rate Note,$  494,862
                      Distributors - 0.7 %
     14,150,000       Minerva Overseas II, 10.875%, 11/15/19 (144A) $13,902,375
                      Internet Retail - 0.6 %
     11,020,000       Ticketmaster, 10.75%,  8/1/16                 $12,039,350
                      Specialty Stores - 0.4 %
     7,055,000        Sally Holdings LLC, 10.5%, 11/15/16 (b)       $ 7,548,850
                      Total Retailing                               $33,985,437
                      Food, Beverage & Tobacco - 3.5 %
                      Agricultural Products - 0.2 %
     5,000,000        Cosan SA Industria, 8.25%, 2/15/49 (144A)     $ 4,500,000
                      Brewers - 0.0 %
     120,000          Cia Brasileira de Bebida, 8.75%, 9/15/13      $  139,800
                      Distillers & Vintners - 0.0 %
EURO 758,474          Belvedere, 0.0%, 4/11/14                      $  283,990
EURO 3,286,800        Belvedere, 7.692%, 4/11/14                      1,130,377
                                                                    $ 1,414,367
                      Packaged Foods & Meats - 2.2 %
     1,200,000        B&G Foods, Inc., 5.5%, 1/15/40                $ 1,212,000
     7,540,000        Bertin, Ltd., 10.25%, 10/5/16 (144A)            7,728,500
     7,158,000        Fabrica de Productos, 9.25%, 2/23/17 (144A)     6,764,310
     9,500,000        FAGE Dairy Industry, 9.875%, 2/1/20 (144A)      8,930,000
     5,300,000        Independencia International, 9.875%, 5/15/15 (  1,391,250
     8,075,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A  8,236,500
     9,800,000        Minerva Overseas Ltd., 9.5%, 2/1/17 (144A)      9,359,000
                                                                    $43,621,560
                      Tobacco - 1.0 %
     15,355,000       Alliance One International, Inc., 10.0%, 7/15/$16,276,300
     3,500,000        Alliance One International, Inc., 10.0%, 7/15/  3,710,000
                                                                    $19,986,300
                      Total Food, Beverage & Tobacco                $69,662,027
                      Household & Personal Products - 0.2 %
                      Personal Products - 0.2 %
     4,050,000        Revlon Consumer Products, 9.75%, 11/15/15     $ 4,176,563
                      Total Household & Personal Products           $ 4,176,563
                      Health Care Equipment & Services - 3.2 %
                      Health Care Equipment - 0.4 %
     7,435,000        Accellent, Inc., 10.5%, 12/1/13               $ 7,453,588
                      Health Care Facilities - 0.3 %
     2,285,000        HCA, Inc., 8.5%, 4/15/19                      $ 2,416,388
     3,202,960        HCA, Inc., 9.625%, 11/15/16                     3,395,138
     845,000          HCA, Inc., 9.875%, 2/15/17                       918,938
                                                                    $ 6,730,464
                      Health Care Services - 1.3 %
     565,000          AMR Holdco/Emcar Holdco, 10.0%, 2/15/15       $  591,838
     6,845,000        Dasa Finance Corp., 8.75%, 5/29/18 (144A)       7,101,688
     7,125,000        Surgical Care Affiliates, 10.0%, 7/15/17 (144A  7,018,125
     10,447,362       Surgical Care Affiliates, 8.875%, 7/15/15 (144 10,238,415
     2,500,000        US Oncology, Inc., 9.125%, 8/15/17              2,625,000
                                                                    $27,575,066
                      Health Care Supplies - 0.8 %
     7,570,000        Biomet, Inc., 10.375%, 10/15/17               $ 8,251,300
     5,550,000        Inverness Medical Innovations, 7.875%, 2/1/16   5,452,875
     2,470,000        Inverness Medical Innovations, 9.0%, 5/15/16    2,525,575
                                                                    $16,229,750
                      Managed Health Care - 0.3 %
     5,350,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)      $ 5,510,500
                      Total Health Care Equipment & Services        $63,499,368
                      Pharmaceuticals & Biotechnology - 0.8 %
                      Life Sciences Tools & Services - 0.2 %
     4,597,000        Catalent Pharma Solutions, 9.5%, 4/15/17 (144A$ 4,298,195
                      Pharmaceuticals - 0.6 %
     7,875,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144$ 8,190,000
     3,530,000        Phibro Animal Health Corp., 13.0%, 8/1/14 (144  3,600,600
                                                                    $11,790,600
                      Total Pharmaceuticals & Biotechnology         $16,088,795
                      Banks - 3.1 %
                      Diversified Banks - 2.8 %
     3,200,000        Alfa Div Pymt Rights Fin, 7.23563%, 12/15/11 ($ 2,912,096
     6,675,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)             6,758,438
     3,360,000        ATF Bank, 9.0%, 5/11/16 (144A)                  3,267,600
     1,500,000  10.00 ATF Capital BV, 10.0%, 12/31/49                 1,320,000
     4,530,000        ATF Capital BV, 9.25%, 2/21/14 (144A)           4,541,325
     8,175,000        Banco de Credito del, 9.75%, 11/6/69            8,789,760
     2,790,000        Banco Macro SA, 8.5%, 2/1/17                    2,434,275
     2,870,000        Banco Macro SA, 9.75%, 12/18/36                 2,360,575
     6,230,000   8.52 Banco Macro SA, Floating Rate Note, 6/7/12      4,189,675
     2,500,000        BTA Finance Luxembourg, 8.25%, 12/31/49          125,000
     5,380,000        Centercredit International, 8.625%, 1/30/14 (1  5,245,500
     10,450,000       International Finance Corp., 9.25%, 3/15/13     5,532,405
     2,750,000   9.20 Kazkommerts Finance 2 BV, Floating Rate Note,   2,398,275
     1,400,000        Kazkommerts International BV, 8.0%, 11/3/15     1,260,000
     2,465,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)        2,439,118
     3,410,000        Temir Capital, 9.5%, 5/21/14                     954,800
     7,070,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)      2,863,350
                                                                    $57,392,192
                      Regional Banks - 0.1 %
     2,675,000        Wells Fargo & Co., Floating Rate Note, 12/29/4$ 2,594,750
                      Thrifts & Mortgage Finance - 0.1 %
     3,190,000        Hipotecaria Su Casita SA, 8.5%, 10/4/16 (144A)$ 2,424,400
                      Total Banks                                   $62,411,342
                      Diversified Financials - 5.3 %
                      Asset Management & Custody Banks - 0.2 %
     3,320,000        Janus Capital Group, Inc., 6.95%, 6/15/17     $ 3,286,900
                      Consumer Finance - 0.6 %
     5,155,584        Egidaco Investments, Ltd., 18.0%, 6/24/11     $ 6,434,560
     1,295,000        Ford Motor Credit Co., 8.0%, 12/15/16           1,302,678
     2,450,000        TVN Finance Corp Plc, 10.75%, 11/15/17          3,669,343
                                                                    $11,406,581
                      Diversified Financial Services - 0.7 %
     8,112,000        CEDC Finance Corp. International, Inc., 9.125%$ 8,517,600
     7,410,000        European Investment Bank, 0.0%, 3/2/15          2,903,658
     1,135,000        Ibis Re, Ltd., 11.2775%, 5/10/12                1,229,205
     800,000          Nelson Re, Ltd., 12.1725%, 6/21/10               810,720
     500,000     7.07 Nelson Re, Ltd., Floating Rate Note, 6/6/11      485,550
                                                                    $13,946,733
                      Investment Banking & Brokerage - 1.3 %
     9,406,000        Cemex Finance LLC, 9.5%, 12/14/16 (144A)      $ 9,570,605
     19,915,000  5.79 Goldman Sachs Capital, Floating Rate Note, 12/ 15,583,488
                                                                    $25,154,093
                      Specialized Finance - 2.6 %
     11,305,000       Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)$ 8,817,900
     7,360,000        Cantor Fitzgerald LP, 7.875%, 10/15/19          7,370,878
     2,700,000        Capital One Capital V, 10.25%, 8/15/39          3,090,984
     3,865,000        Dollar Financial Corp., 10.375%, 12/15/16 (144  4,077,575
     1,700,000  13.50 Montana Re, Ltd., Floating Rate Note, 12/7/12   1,696,260
     19,800,000       NCO Group, Inc., 11.875%, 11/15/14             16,335,000
     12,325,000  7.68 NCO Group, Inc., Floating Rate Note, 11/15/13   9,921,625
     750,000          Successor X, Ltd., 0.0%, 12/9/10                 675,225
                                                                    $51,985,447
                      Total Diversified Financials                  $105,779,754
                      Insurance - 4.4 %
                      Insurance Brokers - 1.6 %
     11,140,000       Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)  $11,307,100
     14,710,000       Hub International Holdings, 10.25%, 6/15/15 (1 13,790,625
     400,000          Hub International Holdings, 9.0%, 12/15/14 (14   387,000
     4,841,000        Usi Holdings Corp., 9.75%, 5/15/15 (144A)       4,490,028
     2,634,000   6.68 Usi Holdings Corp., Floating Rate Note, 11/15/  2,225,730
                                                                    $32,200,483
                      Life & Health Insurance - 0.5 %
     5,425,000        Delphi Financial Group, Inc., 7.875%, 1/31/20 $ 5,542,858
     5,230,000        Prudential Financial, Inc., 8.875%, 6/15/38     5,648,400
                                                                    $11,191,258
                      Multi-Line Insurance - 0.7 %
     3,320,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)    $ 2,668,752
     8,500,000  10.75 Liberty Mutual Group, Floating Rate Note, 6/15  9,350,000
     2,523,581        Sul America Participacoes SA, 8.625%, 2/15/12   2,687,614
                                                                    $14,706,366
                      Property & Casualty Insurance - 0.1 %
     2,000,000        Kingsway America, Inc., 7.5%, 2/1/14          $ 1,505,000
                      Reinsurance - 1.4 %
     1,375,000  15.20 Atlas Reinsurance Plc, Floating Rate Note, 1/1$ 1,913,266
     1,875,000   7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12     1,725,188
     1,000,000   8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11      993,000
     2,550,000  18.03 Carillon, Ltd., Floating Rate Note, 1/10/11     2,549,490
     2,500,000   5.81 Foundation Re III, Ltd., Floating Rate Note, 2  2,498,000
     2,600,000  12.03 Globecat, Ltd., Floating Rate Note, 1/2/13 (14  2,347,020
     375,000     8.78 Globecat, Ltd., Floating Rate Note, 1/2/13 (14   366,263
     1,000,000   8.56 Green Valley, Ltd., Floating Rate Note, 1/10/1  1,373,438
     250,000          MultiCat Mexico 2009, 0.0%, 10/19/12             252,300
     750,000          MultiCat Mexico 2009, 0.0%, 10/19/12             782,400
     250,000          MultiCat Mexico 2009, 0.0%, 10/19/12             252,300
     250,000          MultiCat Mexico 2009, 0.0%, 10/19/12             249,900
     325,000     7.20 Muteki, Ltd., Floating Rate Note, 5/24/11        316,973
     1,550,000  12.25 Mystic Re, Floating Rate Note, 3/20/12          1,667,335
     435,000     7.45 Newton Re, Ltd., Floating Rate Note, 12/24/10    431,564
     745,000     9.75 Newton Re, Ltd., Floating Rate Note, 12/24/10    737,103
     4,165,000        Platinum Underwriters HD, 7.5%, 6/1/17          4,398,673
     1,900,000  14.15 Residential Re, Floating Rate Note, 6/6/11      1,923,940
     1,010,000  19.42 Successor II, Ltd., Floating Rate Note, 4/6/10  1,016,262
     1,925,000  27.67 Successor II, Ltd., Floating Rate Note, 4/6/10  1,942,903
                                                                    $27,737,318
                      Total Insurance                               $87,340,425
                      Real Estate - 1.2 %
                      Diversified Real Estate Activities - 0.4 %
     8,190,000        BR Malls International Finance, 9.75%, 12/31/4$ 8,312,850
                      Real Estate Operating Companies - 0.7 %
     6,750,000        Alto Palermo SA, 7.875%, 5/11/17 (144A)       $ 5,636,250
     5,246,591   8.72 Alto Palermo SA, Floating Rate Note, 6/11/12 (  2,688,878
     8,405,000        Inversiones Y Rep, 8.5%, 2/2/17 (144A) (b)      7,459,438
                                                                    $15,784,566
                      Total Real Estate                             $24,097,416
                      Software & Services - 2.0 %
                      Application Software - 0.4 %
     9,840,000        Vangent, Inc., 9.625%, 2/15/15                $ 9,102,000
                      Data Processing & Outsourced Services - 0.3 %
     7,025,000        First Data Corp., 9.875%, 9/24/15 (b)         $ 6,269,813
                      Internet Software & Services - 0.6 %
     10,983,000       Terremark Worldwide, Inc., 12.0%, 6/15/17     $12,163,673
                      IT Consulting & Other Services - 0.4 %
     7,920,000        Activant Solutions, Inc., 9.5%, 5/1/16        $ 7,583,400
                      Systems Software - 0.2 %
     10,410,000       Pegasus Solutions, Inc., 13.0%, 12/31/14      $ 4,684,500
                      Total Software & Services                     $39,803,386
                      Technology Hardware & Equipment - 0.4 %
                      Electronic Equipment & Instruments - 0.4 %
     8,975,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11       $ 8,930,125
                      Total Technology Hardware & Equipment         $ 8,930,125
                      Telecommunication Services - 6.5 %
                      Alternative Carriers - 1.5 %
     12,430,000       Global Crossing, Ltd., 12.0%, 9/15/15 (144A)  $13,548,700
     12,765,000       PAETEC Holdings, 8.875%, 6/30/17 (144A)        12,908,606
     4,500,000        PAETEC Holdings, 9.5%, 7/15/15 (b)              4,353,750
                                                                    $30,811,056
                      Integrated Telecommunication Services - 1.8 %
     17,340,000       Broadview Networks Holdings, 11.375%, 9/1/12  $16,646,400
     7,690,000        Cincinnati Bell, Inc., 8.25%, 10/15/17          7,709,225
     2,390,000        GCI, Inc., 7.25%, 2/15/14                       2,390,000
     3,345,000        GCI, Inc., 8.625%, 11/15/19                     3,462,075
     6,460,000        Mastec, Inc., 7.625%, 2/1/17                    6,209,675
                                                                    $36,417,375
                      Wireless Telecommunication Services - 3.1 %
     6,835,000        Cricket Communications, Inc., 9.375%, 11/1/14 $ 6,800,825
     14,000,000       Digicel, Ltd., 8.25%, 9/1/17 (144A)            13,545,000
     5,000,000        Intelsat Jackson Holdings, Ltd., 8.5%, 11/1/19  5,112,500
     8,180,000        NII Capital Corp., 10.0%, 8/15/16 (144A)        8,548,100
     3,315,000        True Move Co., Ltd., 10.375%, 8/1/14 (144A)     3,281,850
     18,455,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)   18,547,275
     6,475,000        Vip Fin, 9.125%, 4/30/18 (144A)                 6,993,000
                                                                    $62,828,550
                      Total Telecommunication Services              $130,056,981
                      Utilities - 2.7 %
                      Electric Utilities - 0.6 %
     10,585,000       CIA Transporte Energia, 8.875%, 12/15/16 (144A$ 8,864,938
     1,254,119        FPL Energy National Wind, 6.125%, 3/25/19 (144  1,164,487
     1,303,985        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A  1,212,706
     2,085,000        TXU Energy Co., 10.25%, 11/1/15 (b)             1,631,513
                                                                    $12,873,644
                      Gas Utilities - 0.8 %
     16,917,000       Transportadora De Gas del Sur, 7.875%, 5/14/17$15,183,008
                      Independent Power Producer & Energy Traders - 0.6 %
     2,300,000        Colbun SA, 6.0%, 1/21/20 (144A)               $ 2,298,402
     5,245,000        Intergen NV, 9.0%, 6/30/17                      5,349,900
     948,098          Juniper Generation, 6.79%, 12/31/14 (144A)       881,295
     5,046,000        Listrindo Capital BV, 9.25%, 1/29/15 (144A)     5,184,815
                                                                    $13,714,412
                      Multi-Utilities - 0.6 %
     5,860,000        NSG Holdings, Inc., 7.75%, 12/15/25           $ 5,303,300
     7,366,746        Ormat Funding Corp., 8.25%, 12/30/20            6,630,071
                                                                    $11,933,371
                      Total Utilities                               $53,704,435
                      TOTAL CORPORATE BONDS
$1,523,073,555
                      (Cost  $1,631,684,953)

                      FOREIGN GOVERNMENT BONDS - 0.7 %
ITL  1,450,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10       $ 1,046,199
BRL  2,560,000        Federal Republic of Brazil, 5.875%, 1/15/19     2,679,040
BRL  2,480,000        Republic of Brazil, 12.5%, 1/5/22               1,521,774
COP  2,510,000,000    Republic of Columbia, 11.75%, 3/1/10            1,272,720
COP  10,258,000,000   Republic of Columbia, 12.0%, 10/22/15           6,277,823
     1,250,000        Republic of Peru, 7.125%, 3/30/19               1,412,500
                                                                    $14,210,056
                      TOTAL FOREIGN GOVERNMENT BONDS                $14,210,056
                      (Cost  $11,762,211)

                      MUNICIPAL BONDS - 0.3 %
                      Municipal Environment - 0.0 %
     4,400,000   7.25 Ohio Air Quality Development, Floating Rate No$  440,000
                      Municipal Airport - 0.0 %
     15,000 New Jersey Economic Development Authority Spec$ 14,305 Municipal General - 0.3 %
     8,875,000  12.00 Non-Profit PFD FDG TR I, Floating Rate Note, 9$ 6,791,328
                      TOTAL MUNICIPAL BONDS                         $ 7,245,633
                      (Cost  $13,271,841)

                      SENIOR FLOATING RATE LOAN INTERESTS - 7.2 % **
                      Energy - 1.1 %
                      Coal & Consumable Fuels - 0.4 %
     7,500,000   8.25 Berau Coal PT, Term Loan, 12/30/10            $ 7,499,993
                      Oil & Gas Exploration & Production - 0.7 %
     13,000,000  0.00 Denbury Resources, Inc., Term Loan, 1/15/11   $13,000,000
     646,177     4.25 Venoco, Inc., 2nd Lien Term Loan, 5/7/14         597,915
                                                                    $13,597,915
                      Total Energy                                  $21,097,908
                      Materials - 0.5 %
                      Diversified Chemical - 0.1 %
     1,455,000   7.50 Ineos U.S. Finance Corp., Term B2 Facility Loa$ 1,357,151
     1,455,000   8.00 Ineos U.S. Finance Corp., Term C2 Facility Loa  1,357,151
                                                                    $ 2,714,302
                      Diversified Metals & Mining - 0.0 %
     550,000    15.00 Blaze Recycling & Metals, Term Loan, 5/14/12  $  550,000
                      Steel - 0.4 %
     10,897,425  9.25 Niagara Corp., Term Loan, 6/30/14             $ 7,192,300
                      Total Materials                               $10,456,602
                      Capital Goods - 0.5 %
                      Aerospace & Defense - 0.1 %
     252,741     4.04 DAE Aviation Holdings, Inc., Tranche B1 Term L$  238,419
     498,660     3.51 Hunter Defense Technology, Term Loan, 8/1/14     462,507
     246,628     4.00 Standard Aero, Ltd., Tranche B2 Term Loan, 7/3   232,652
     218,750     5.50 Tasc, Inc., Tranche A Term Loan, 12/18/14        219,844
     406,250     5.75 Tasc, Inc., Tranche B Term Loan, 12/18/15        408,958
                                                                    $ 1,562,380
                      Construction & Engineering - 0.2 %
     624,637     8.00 Custom Building Products, 1st Lien Term Loan, $  619,952
     3,150,000  10.75 Custom Building Products, 2nd Lien Term Loan,   3,047,625
                                                                    $ 3,667,577
                      Construction & Farm Machinery & Heavy Trucks - 0.1 %
     1,936,980   6.26 Oshkosh Corp., Term B Loan, 12/6/13           $ 1,948,316
                      Industrial Machinery - 0.1 %
     1,480,000   6.25 SIG Holding AG, European Term Loan, 11/5/15   $ 2,055,812
                      Total Capital Goods                           $ 9,234,085
                      Commercial Services & Supplies - 0.1 %
                      Diversified Support Services - 0.0 %
     358,133     3.76 Rental Service Corp., Initial Term Loan, 11/30$  338,884
                      Environmental & Facilities Services - 0.1 %
     460,000     6.00 Advanced Disposal Services, Inc., Term B Loan,$  461,150
     646,993     2.25 Brickman Holdings, Tranche B Term Loan, 1/23/1   615,721
                                                                    $ 1,076,871
                      Total Commercial Services & Supplies          $ 1,415,755
                      Transportation - 0.2 %
                      Air Freight & Couriers - 0.2 %
     331,707     3.25 Ceva Group Plc, Additional Pre-Funded Term Loa$  297,707
     297,568     3.23 Ceva Group Plc, EGL Term Loan, 11/4/13           261,860
     878,944     3.23 Ceva Group Plc, U.S. Term Loan, 11/4/13          771,273
     6,914,062   8.47 Louis Topco, Ltd., Term Loan, 6/1/17            3,259,948
                                                                    $ 4,590,788
                      Total Transportation                          $ 4,590,788
                      Automobiles & Components - 0.0 %
                      Auto Parts & Equipment - 0.0 %
     994,715     3.00 Allison Transmission, Inc., Term Loan, 8/7/14 $  915,405
                      Total Automobiles & Components                $  915,405
                      Consumer Services - 0.3 %
                      Casinos & Gaming - 0.3 %
     5,590,000   5.75 Gateway Casinos & Entertainment, 2nd Lien Term$ 1,516,288
     990,170     2.75 Gateway Casinos & Entertainment, Delayed Draw T  903,530
     4,888,655   2.75 Gateway Casinos & Entertainment, Term Advance   4,460,898
                                                                    $ 6,880,716
                      Total Consumer Services                       $ 6,880,716
                      Media - 0.4 %
                      Cable & Satellite - 0.4 %
     1,000,000   2.76 Charter Communications, Inc., Incremental Term$  910,625
     1,391,600   2.26 Charter Communications, Inc., New Term Loan, 3/ 1,298,150
     1,095,279   2.48 Knology, Inc., Term Loan, 6/30/12               1,062,420
     5,370,000   6.73 WideOpenWest LLC, Series A New Term Loan, 6/18  5,393,494
                                                                    $ 8,664,689
                      Total Media                                   $ 8,664,689
                      Household & Personal Products - 0.1 %
                      Household Products - 0.1 %
     654,664     8.00 Spectrum Brands, Inc., Dollar Term B Loan, 3/3$  654,664
     33,670      8.00 Spectrum Brands, Inc., Letter of Credit Loan,    33,670
     327,323     2.24 Yankee Candle Co., Term Loan, 2/6/14             317,685
                                                                    $ 1,006,019
                      Personal Products - 0.0 %
     420,000     4.26 Revlon Consumer Products Corp., Term Loan, 1/1$  413,569
                      Total Household & Personal Products           $ 1,419,588
                      Health Care Equipment & Services - 0.3 %
                      Health Care Services - 0.1 %
     870,000     6.00 RehabCare Group, Inc., Term B Loan, 11/1/15   $  873,915
     675,000     7.00 Rural/Metro Operating Co., Term Loan, 12/7/14    677,953
                                                                    $ 1,551,868
                      Health Care Supplies - 0.2 %
     4,710,000   4.48 IM US Holdings LLC, Term Loan, 6/26/15        $ 4,565,756
                      Total Health Care Equipment & Services        $ 6,117,624
                      Pharmaceuticals & Biotechnology - 0.5 %
                      Biotechnology - 0.5 %
     3,406,780   5.50 Warner Chilcott Corp., Term A Loan, 10/30/14  $ 3,421,258
     1,703,390   5.75 Warner Chilcott Corp., Term B1 Loan, 4/30/15    1,709,880
     3,747,458   5.75 Warner Chilcott Corp., Term B2 Loan, 4/30/15    3,761,735
     1,500,000   5.75 Warner Chilcott Corp., Term B3 Loan, 4/30/15    1,506,038
                                                                    $10,398,911
                      Total Pharmaceuticals & Biotechnology         $10,398,911
                      Diversified Financials - 0.2 %
                      Consumer Finance - 0.0 %
     26,076      7.00 Dollar Financial Corp., Canadian Term Loan, 12$  25,338
     19,174      7.00 Dollar Financial Corp., Delayed Draw Term Loan   18,631
                                                                    $  43,969
                      Specialized Finance - 0.2 %
     3,408,012   3.25 Ace Cash Express, Term Loan, 10/5/13          $ 2,964,970
     1,045,965   7.50 NCO Financial System, Term B Advance Loan, 5/1  1,036,160
                                                                    $ 4,001,130
                      Total Diversified Financials                  $ 4,045,099
                      Insurance - 1.2 %
                      Insurance Brokers - 0.7 %
     2,883,625   3.25 Alliant Holdings I, Inc., Term Loan, 8/21/14  $ 2,729,831
     3,625,913   6.75 HUB International Holdings, Inc., Additional T  3,606,273
     938,958     2.75 HUB International Holdings, Inc., Delayed Draw   880,274
     4,177,319   2.75 HUB International Holdings, Inc., Initial Term  3,916,236
     2,882,775   7.00 USI Holdings Corp., Series C New Term Loan, 5/  2,823,318
     596,939     3.01 USI Holdings Corp., Tranche B Term Loan, 5/5/1   550,676
                                                                    $14,506,608
                      Multi-Line Insurance - 0.5 %
     4,124,030   2.76 AMWINS Group, Inc., Initial Term Loan, 6/8/13 $ 3,830,192
     6,750,000   5.75 AMWINS Group, Inc., Initial Term Loan, 6/11/13  5,636,250
                                                                    $ 9,466,442
                      Total Insurance                               $23,973,050
                      Software & Services - 0.2 %
                      Systems Software - 0.2 %
     3,050,000   8.50 Allen Systems Group, Inc., 1st Lien Term Loan,$ 3,070,969
                      Total Software & Services                     $ 3,070,969
                      Technology Hardware & Equipment - 0.6 %
                      Electronic Equipment & Instruments - 0.5 %
     6,575,269   3.64 Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/$ 6,388,968
     5,219,910   4.48 Scitor Corp., Term Loan, 9/26/14                4,619,621
                                                                    $11,008,589
                      Total Technology Hardware & Equipment         $11,008,589
                      Semiconductors - 0.1 %
                      Semiconductor Equipment - 0.1 %
     2,343,539  12.50 Freescale Semiconductor, Inc., New Term Loan, $ 2,420,680
                      Total Semiconductors                          $ 2,420,680
                      Telecommunication Services - 0.5 %
                      Integrated Telecommunication Services - 0.5 %
     8,563,993   3.24 Telesat Canada, Inc., U.S. Term I Loan, 10/31/$ 8,406,476
     735,550     3.24 Telesat Canada, Inc., U.S. Term II Loan, 10/31/  722,021
                                                                    $ 9,128,497
                      Total Telecommunication Services              $ 9,128,497
                      Utilities - 0.5 %
                      Electric Utilities - 0.4 %
     1,491,263   3.73 Texas Competitive Electric, Delayed Draw Term $ 1,209,437
     7,762,209   3.73 Texas Competitive Electric, Initial Tranche B2  6,375,793
                                                                    $ 7,585,230
                      Independent Power Producer & Energy Traders - 0.1 %
     554,370     0.16 NRG Energy, Inc., Credit-Linked Term Loan, 2/1$  537,739
     934,160     2.00 NRG Energy, Inc., Term Loan, 2/1/13              906,135
                                                                    $ 1,443,874
                      Total Utilities                               $ 9,029,104
                      TOTAL SENIOR FLOATING RATE LOAN INTERESTS     $143,868,059
                      (Cost  $163,831,618)

                      TEMPORARY CASH INVESTMENTS - 2.5 %
                      Securities Lending Collateral  - 2.5 % (c)
                      Certificates of Deposit:
     1,499,151        Bank of Nova Scotia, 0.19%, 2/17/10           $1,499,151
     1,499,151        DnB NOR Bank ASA NY, 0.2%, 2/17/10             1,499,151
     1,362,864        Royal Bank of Canada, 0.23%, 1/21/11           1,362,864
     1,362,887        Svenska NY, 0.20%, 3/30/10                     1,362,887
     1,635,437        Rabobank Nederland NY, 0.19%, 3/2/10           1,635,437
     146,050          Westpac Banking NY, 1.35%, 3/19/10              146,050
     1,362,864        Societe Generale, 0.21%, 3/4/10                1,362,864
     1,499,151        CBA Financial, 0.27%, 1/3/11                   1,499,151
     414,964          BNP Paribas, 0.70%, 6/4/10                      414,964
     967,471          Wachovia Bank NA, 1.17%, 5/14/10                967,471
                                                                    $11,749,990
                      Commercial Paper:
     1,089,893        BBVA London, 0.28%, 3/18/10                   $1,089,893
     292,391          US Bancorp, 0.68%, 5/6/10                       292,391
     274,420          American Honda Finance, 0.68%, 2/5/10           274,420
     409,175          GE Capital Corp., 0.81%, 8/20/10                409,175
     147,534          GE Capital Corp., 0.29%, 10/21/10               147,534
     148,526          GE Capital Corp., 0.29%, 10/6/10                148,526
     1,090,122        HND AF, 0.18%, 3/2/10                          1,090,122
     1,498,984        HSBC, 0.20%, 2/19/10                           1,498,984
     152,008          John Deer Capital Corp., 0.33%, 7/6/10          152,008
     1,154,066        JPMorgan Chase & Co., 0.57%, 9/24/10           1,154,066
     1,362,605        NABPP, 0.19%, 3/8/10                           1,362,605
     1,062,451        PARFIN, 0.25%, 4/19/10                         1,062,451
     1,362,531        Cafco, 0.20%, 3/15/10                          1,362,531
     1,498,896        Char FD, 0.18%, 3/5/10                         1,498,896
     1,361,757        WSTPAC, 0.25%, 5/27/10                         1,361,757
     817,550          Ciesco, 0.20%, 3/8/10                           817,550
     681,360          Ciesco, 0.20%, 2/18/10                          681,360
     1,362,864        Toyota Motor Credit Corp., 0.23%, 1/10/11      1,362,864
     681,312          GE, 0.30%, 1/26/11                              681,312
     682,508          Kithaw, 0.21%, 3/2/10                           682,508
     699,138          Kithaw, 0.20%, 2/23/10                          699,138
     936,033          Old LLC, 0.19%, 3/17/10                         936,033
     382,222          Old LLC, 0.18%, 2/17/10                         382,222
     465,339          Ranger, 0.20%, 3/12/10                          465,339
     544,892          Ranger, 0.20%, 5/3/10                           544,892
     953,950          SRCPP, 0.19%, 2/3/10                            953,950
     251,399          STRAIT, 0.19%, 4/1/10                           251,399
     408,567          TB LLC, 0.19%, 2/8/10                           408,567
     749,283          TB LLC, 0.20%, 3/5/10                           749,283
     272,750          TB LLC, 0.10%, 2/9/10                           272,750
     1,554,300        Bank of America, 0.87%, 5/12/10                1,554,300
     272,596          BBVA Senior US, 0.30%, 3/12/10                  272,596
     1,545,446        Santander, 0.30%, 7/23/10                      1,545,446
     544,964          WFC, 0.33%, 12/2/10                             544,964
                                                                    $26,711,832
                      Tri-party Repurchase Agreements:
     5,451,457        Deutsche Bank, 0.1%, 2/1/10                   $5,451,457
     4,706,952        Barclays Capital Markets, 0.11%, 2/1/10        4,706,952
                                                                    $10,158,409
     Shares
                      Money Market Mutual Funds:
     1,090,291        Dreyfus Preferred Money Market Fund           $1,090,291
     1,090,291        Blackrock Liquidity Temporary Cash Fund        1,090,291
                                                                    $2,180,582
                      Total Securities Lending Collateral           $50,800,813
                      TOTAL TEMPORARY CASH INVESTMENTS              $50,800,813
                      (Cost  $50,800,813)
                      TOTAL INVESTMENT IN SECURITIES - 102.0 %   $2,035,340,499
                      (Cost  $2,160,097,236)(a)
                      OTHER ASSETS AND LIABILITIES - (2.0) %      $(39,868,586)
                      TOTAL NET ASSETS - 100.0 %                 $1,995,471,913

     *                Non-income producing security.

     PIK              Represents a pay in kind security.

     ** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
                      Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31,
2010,
                      the value of these securities amounted to $714,546,332 or 35.8% of total net assets.

     (a)              At January 31, 2010, the net unrealized loss on
			investments
                      based on cost for federal income tax purposes of
			$2,168,621,661
                      was as follows:

                   Aggregate gross unrealized gain for all investments
                  in which there is an excess of value over tax $144,904,797

                  Aggregate gross unrealized loss for all investments
                 in which there is an excess of tax cost over va(278,185,959)

                      Net unrealized loss                      $(133,281,162)

     (b) At January 31, 2010, the following securities were out on loan:

     Principal
     Amount ($)                          Security                       Value
     1,000,000        Adaro Indonesia PT, 7.625%, 10/22/19          $1,018,045
     2,625,000        Aleris International, Inc., 10.0%, 12/15/16      57,603
     1,475,000        Alliance One International, Inc., 5.5%, 7/15/141,815,561
     100,500          Allison Transmission, 11.25%, 11/1/15 (144A)    108,540
     8,030,000        CEDC Finance Corp. International, Inc., 9.125%,8,547,517
     6,749,000        Cricket Communications, Inc., 9.375%, 11/1/14  6,869,922
     1,180,000        Essar Steel Algoma, Inc., 9.375%, 3/15/15      1,199,728
     584,000          First Data Corp., 9.875%, 9/24/15               540,283
     760,000          Inversiones Y Rep, 8.5%, 2/2/17 (144A)          685,087
     3,750,000        Kansas City Southern de Mexico, 8.0%, 2/1/18   3,699,585
     495,000          Nell AF Sarl, 8.375%, 8/15/15 (144A)            105,511
     3,000,000        Nova Chemicals Corp., 8.625%, 11/1/19 (144A)   3,104,031
     2,252,000        PAETEC Holdings, 9.5%, 7/15/15                 2,187,129
     3,352,000        Sally Holdings LLC, 10.5%, 11/15/16            3,658,986
     703,000          Tenneco Automotive, Inc., 8.625%, 11/15/14      704,918
     2,064,000        TXU Energy Co., 10.25%, 11/1/15                1,666,796
     7,000,000        Univision Communications, Inc., 9.75%, 3/15/15 6,414,044
     2,000,000        Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A) 2,027,222
     2,000,000        Urbi Desarrollos Urbanos, 9.5%, 1/21/20        2,025,278
     100,000          Waste Services, Inc., 9.5%, 4/15/14             106,244
     2,299,000        Yankee Acquisition Corp., 9.75%, 2/15/17       2,401,115
     Shares
     22,000           Charter Communications, Inc. *                  673,860
                      Total                                         $49,617,006

     (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

     (d)              Debt obligation with a variable interest rate.
                      Rate shown is rate at period end.

     (e)              Security is in default and is non-income producing.

     NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

                NOK   Norwegian Krone
                EURO  Euro
                ITL   Italian Lira
                BRL   Brazilian Real
                COP   Columbian Peso

                      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                      Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                     Level 1 - quoted prices in active markets for identical securities
                     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
prepayment speeds,
                          credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of
investments)

                      The following is a summary of the inputs used as of January
                      31, 2010, in valuing the Fund's assets:

                               Level 1      Level 2    Level 3     Total
Convertible Corporate            $0     $135,298,001     $0    $135,298,001
Preferred Stocks            16,999,915        0           0      16,999,915
Common Stocks               20,753,750        0       438,060    21,191,810
Rights/Warrants              2,482,455        0           0       2,482,455
Asset Backed Securities           0       74,813,568      0      74,813,568
Collateralized Mortgag            0       45,356,634      0      45,356,634
Corporate Bonds                   0    1,523,073,555      0   1,523,073,555
Foreign Government Bonds          0       14,210,056      0      14,210,056
Municipal Bonds                   0        7,245,633      0       7,245,633
Senior Floating Rate Loans        0      143,318,059  550,000   143,868,059
Temporary Cash Investments        0       48,620,231      0      48,620,231
Money Market Mutual Funds    2,180,582        0           0       2,180,582
Total                     $42,416,702 $1,991,935,737 $988,060 $2,035,340,499

Other Financial Instruments      $0   $916,519    $0    $916,519

*Other financial instruments include foreign exchange contracts

                      Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                                      Floating
                                                            Common    Rate Loan
                                                             Stocks   Interests
Balance as of 11/30/09                                           $0   $561,000
Realized gain (loss)                                              0      0
Change in unrealized app(dep)                                     0   (11,000)
Net purchases (sales)                                       438,060      0
Transfers in and out of level 3                                   0      0
Balance as of 1/31/10                                      $438,060   $550,000


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.